--------------------------------------------------------------------------------

                                  FINAL REPORT










                                  INDEPENDENCE
                              MEDIUM CAPITALIZATION
                                      FUND




                               John Hancock Funds



                                  June 7, 2002

--------------------------------------------------------------------------------

John Hancock Independence Medium Capitalization Fund
Schedule of Investments

June 7, 2002  (Unaudited)
-------------------------------------------------------------



                                                                      INTEREST           PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                      RATE          (000'S OMITTED)        VALUE
-------------------------------------------------------------        -----------     ------------------   -------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement  - 139.36%
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 06-07-02, due 06-10-02
(Secured by U.S. Treasury Bonds, 6.750% thru 11.250%
due 02-15-15 thru 08-15-26 and U.S. Treasury Inflation
Indexed Bond 3.875% due 04-15-29)                                       1.67 %             $1,403      $    1,403,000
                                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS - 139.36%
(Cost $1,403,000)                                                                                           1,403,000
                                                                                                        -------------
TOTAL INVESTMENTS - 139.36%                                                                                 1,403,000
                                                                                                        -------------
OTHER ASSETS AND LIABILITIES, NET - (39.36%)                                                                 (396,275)
                                                                                                        -------------
TOTAL NET ASSETS  - 100.00%                                                                            $    1,006,725
                                                                                                        =============


The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.


                                                                               1


John Hancock Independence Medium Capitalization Fund
Statement of Assets and Liabilities
Final Report June 7, 2002* (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Joint repurchase agreement (cost $1,403,000)                   $       1,403,000
Cash                                                                         157
Dividends and interest receivable                                            995
Receivable from affiliates                                                14,430
Other assets                                                               1,430
                                                               -----------------
                                   Total asset                         1,420,012
                                   ---------------------------------------------



LIABILITIES
Dividends Payable                                                        398,316
Other payables and accrued expenses                                       14,971
                                                               -----------------
                                   Total liabilities                     413,287
                                   ---------------------------------------------


NET ASSETS
Capital paid-in                                                        1,006,725
                                                               -----------------
                                   Net assets                  $       1,006,725
                                   =============================================


NET ASSET VALUE PER SHARE
Based on 166,909 shares of beneficial interest outstanding -
unlimited number of shares authorized with no par value.
($1,006,725/166,909 shares)                                    $            6.03



* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

See notes to financial statements.


                                                                               2



John Hancock Independence Medium Capitalization Fund
Statement of Operations
Period from March 1, 2002 to June  7, 2002* (Unaudited)

--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $30)                 $      5,578
Interest                                                                     996
                                                                    ------------
                                Total investment income                    6,574
                                ------------------------------------------------

EXPENSES
Investment management fee                                                  4,562
Custodian fee                                                              6,000
Auditing fee                                                               2,100
Transfer agent fee                                                         1,918
Registration and filing fee                                                  743
Miscellaneous                                                                444
Printing                                                                     184
Accounting and legal services fee                                            121
Legal fee                                                                     36
Trustees' fee                                                                 33
                                                                    ------------
                                Total expenses                            16,141
                                Less expense reductions                  (10,438)
                                ------------------------------------------------
                                Net expenses                               5,703
                                ------------------------------------------------
                                Net investment income                        871
                                ------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                         410,187
Change in net unrealized appreciation (depreciation) of investments     (325,563)
                                                                    ------------

                                Net realized and unrealized gain          84,624
                                ------------------------------------------------
                                Increase in net assets from operations  $ 85,495
                                ================================================


* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

See notes to financial statements.


                                                                               3



John Hancock  Independence Medium Capitalization Fund
Statements of  Changes in Net Assets                                                                    PERIOD FROM
                                                                                                       MARCH 1, 2002
                                                                               YEAR ENDED                TO JUNE 7,
                                                                              FEBRUARY 28                  2002*
                                                                                  2002                  (UNAUDITED)
                                                                          ---------------------     --------------------

INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                                                           $   5,676                 $      871
Net realized  gain                                                                683,382                    410,187
Change in net unrealized appreciation (depreciation)                             (947,432)                  (325,563)
                                                                             ------------                -----------
Increase (decrease) in net assets resulting from operations                      (258,374)                    85,495

Distributions to shareholders
From net investment income                                                        (10,079)                      (871)
From capital gains                                                                (53,031)                (1,009,085)
                                                                             ------------                -----------
                                                                                  (63,110)                (1,009,956)
From Fund share transactions #
Shares sold                                                                     3,002,799                    115,127
Distributions reinvested                                                           63,110                    611,640
Shares repurchased                                                            (15,522,882)                  (898,499)
                                                                            -------------                -----------
                                                                              (12,456,973)                  (171,732)

NET ASSETS
Beginning of period                                                            14,881,375                  2,102,918
                                                                            -------------                -----------

End of period**                                                               $ 2,102,918                $ 1,006,725
                                                                            =============                ===========

# Analysis of Fund share transactions
Shares sold                                                                       257,082                      9,662
Distributions reinvested                                                            5,551                     71,038
Shares repurchased                                                             (1,343,911)                   (96,704)
                                                                            -------------                -----------
Net decrease                                                                   (1,081,278)                   (16,004)
                                                                            =============                ===========


* The Statements of Changes in Net Assets reflect the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

**Includes undistributed (distributions in excess of) net investment income of ($640) and none, respectively.

See notes to financial statements.


                                                                               4



John Hancock Independence Medium Capitalization Fund
Financial Highlights


                                                                       YEAR ENDED
                                           YEAR ENDED FEBRUARY 28,    FEBRUARY 29,    YEAR ENDED FEBRUARY 28,      PERIOD ENDED
                                              1998         1999           2000           2001         2002         JUNE 7, 2002 (1)

------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.45       $13.30        $12.04          $12.45       $11.77            $11.50
Net investment income (2)                      0.09         0.08          0.06            0.04         0.01                - (3)
Net realized and unrealized gain
 on investments                                3.69         0.06          1.58            1.60         0.09              0.52
                                           --------      -------       -------        --------     --------          --------
Total from investment operations               3.78         0.14          1.64            1.64         0.10              0.52
                                           --------      -------       -------        --------     --------          --------
Less distributions:
From net investment income                    (0.09)       (0.09)        (0.06)          (0.04)       (0.06)            (0.01)
From net realized gain                        (0.84)       (1.31)        (1.17)          (2.28)       (0.31)            (5.98)
                                           --------      -------       -------        --------     --------          --------
                                              (0.93)       (1.40)        (1.23)          (2.32)       (0.37)            (5.99)
                                           --------      -------       -------        --------     --------          --------
Net asset value, end of period               $13.30       $12.04        $12.45          $11.77       $11.50             $6.03 (4)
                                           ========      =======       =======        ========     ========          ========
Total return (5,6)                            37.30%        0.96%        14.18%          13.14%        0.83%             3.87% (7)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $10          $10           $12             $15           $2                $1
Ratio of expenses to average net assets        1.00%        1.00%         1.00%           1.00%        1.00%             1.00% (8)
Ratio of adjusted expenses to average net
 assets (9)                                    1.36%        1.60%         1.52%           1.32%        1.51%             1.83% (8)
Ratio of net investment income (loss) to
 average net assets                            0.75%        0.59%         0.44%           0.29%        0.05%             0.15% (8)
Portfolio turnover                               65%          67%          136%            145%          76%               47%

(1) Final period from 3-1-02 through 6-7-02. Unaudited.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share
(4) Net asset value per share before the liquidation of assets and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized.
(8) Annualized
(9) Does not take into consideration expense reductions during the periods shown.




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A
Organization
John Hancock Independence Medium Capitalization Fund (the "Fund") is a diversified series of the John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek above-average total return.

On February 26, 2002, the Board of Trustees of the Fund approved a plan of liquidation, which provided for the liquidation and distribution of the net assets of the Fund to Fund shareholders. On July 10, 2002, the Fund's sole remaining shareholder, Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), redeemed their shares. After this transaction the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:
Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $475 million, collectively. Interest was charged to the funds based on their borrowing. In addition, a commitment fee was charged to the funds based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 7, 2002.

Securities lending
The Fund could have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of June 7, 2002.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of June 7, 2002, the Fund's final tax year. The Fund had no capital loss carryforward at June 7, 2002.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains. During the period ended June 7, 2002, the tax character of distributions paid was as follows: ordinary income $121,418 and long-term capital gains $888,538. These amounts included liquidating distributions of $121,418 ($0.73 per share) from net investment income and $276,898 ($1.66 per share) from long-term capital gains. As of June 7, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent on an annual basis to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund and the Adviser had a subadvisory contract with Independence Investment LLC. The Fund was not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund's expenses to 1.00% of the Fund's average daily net assets. Accordingly, the reduction of Fund's expenses for the period ended June 7, 2002 amounted to $10,438.

The Fund had a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. During the period ended June 7, 2001, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which had not been herein specifically allocated to the Trust.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICO. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets, plus certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Investment transactions
Purchases and proceeds from sales of securities for the Fund, other than short-term securities and obligations of the U.S. Government, during the period ended June 7, 2002, aggregated $736,166 and $2,682,808 respectively.

The cost of investments owned on June 7, 2002, including short-term investments, was $1,403,000 for federal income tax purposes.

NOTE D
Reclassification of accounts
During the period ended June 7, 2002, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $640 and a decrease in capital paid-in of $640. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of June 7, 2002. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E
Tax information notice
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended June 7, 2002.

The Fund designated distributions to shareholders of $888,538 as long-term capital gain dividends. Additionally, the Fund dividend distributions qualified for the 4.41% dividends received deduction available to corporations. The shareholders will receive a 2002 U.S. Treasury Form 1099-DIV in January of 2003 representing their proportionate share.

John Hancock Independence Medium Capitalization Fund

--------------------------------------------------------------------------------

DIRECTORS                                INVESTMENT ADVISER
James F Carlin*                          John Hancock Advisers, LLC.
William H. Cunningham                    101 Huntington Avenue
Ronald R. Dion                           Boston, Massachusetts 02199-7603
Maureen R. Ford
Charles L Ladner                         INVESTMENT SUBADVISER
Steven R. Pruchansky*                    Independence Investment LLC
Lt. Gen. Norman H. Smith,                53 State Street
  USMC (ret.)                            Boston, MA 02109
John P. Toolan*
*Members of the Audit Committee
                                         PRINCIPAL DISTRIBUTOR
OFFICERS                                 John Hancock Funds, LLC.
Maureen R. Ford                          101 Huntington Avenue
Chairman, President                      Boston, Massachusetts 02199-7603
and Chief Executive Officer
                                         CUSTODIAN
William L. Braman                        The Bank of New York
Executive Vice President                 One Wall Street
and Chief Investment Officer             New York, New York 10286

Richard A. Brown                         TRANSFER AGENT
Senior Vice President                    John Hancock Signature Services, LLC.
and Chief Financial Officer              1 John Hancock Way, Suite 1000
                                         Boston, Massachusets 02217-1000
Susan S. Newton
Senior Vice President                    LEGAL COUNSEL
and Secretary                            Hale and Dorr LLP
                                         60 State Street
William H. King                          Boston, Massachusetts 02109-1803
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

--------------------------------------------------------------------------------

                                  FINAL REPORT

                          John Hancock Core Growth Fund
                          John Hancock Core Value Fund

                               John Hancock Funds

                                  June 7, 2002

--------------------------------------------------------------------------------

                          John Hancock Core Growth Fund

Schedule of Investments
June 7, 2002  (Unaudited)

ISSUER, DESCRIPTION                                      SHARES         VALUE
-------------------                                      ------         -----

COMMON STOCKS
(Cost $40,696,288)
Advertising (0.34%)
Omnicom Group, Inc.                                         1,800    $   130,842
                                                                     -----------

Aerospace (1.59%)
Boeing Co. (The)                                            8,600        367,736
United Technologies Corp.                                   3,600        246,096

                                                                     -----------
                                                                         613,832
                                                                     -----------

Banks - United States (1.63%)
J.P. Morgan Chase & Co.                                     7,800        262,782
U.S. Bancorp                                               10,500        240,450
Wells Fargo & Co.                                           2,500        124,900

                                                                     -----------
                                                                         628,132
                                                                     -----------

Building (0.84%)
Black & Decker Corp. (The)                                  6,900        325,680
                                                                     -----------

Business Services - Misc. (0.71%)
Convergys Corp.*                                           11,000        274,450
                                                                     -----------

Chemicals (1.08%)
Praxair, Inc.                                               7,700        416,955
                                                                     -----------

Computers (18.71%)
BEA Systems, Inc.*                                         15,700        176,782
BISYS Group, Inc. (The)*                                    3,800        134,444
BMC Software, Inc.*                                        23,300        382,353
Brocade Communications Systems, Inc.*                       8,400        163,724
Cisco Systems, Inc.*                                       77,400      1,217,502
Dell Computer Corp.*                                       21,000        551,880
EMC Corp.*                                                 29,700        217,701
First Data Corp.                                           16,600        672,632
International Business Machines Corp.                       6,400        501,120
Intuit, Inc.*                                               4,000        176,120
Microsoft Corp.*                                           36,200      1,881,676
Network Appliance, Inc.*                                   20,100        263,109
Network Associates, Inc.*                                  14,400        274,752
Symantec Corp.*                                             5,800        183,976
VERITAS Software Corp.*                                    11,100        232,989
Yahoo! Inc.*                                               12,100        191,906

                                                                     -----------
                                                                       7,222,666
                                                                     -----------

Cosmetics & Personal Care (1.12%)
Avon Products, Inc.                                         4,300        233,877
Procter & Gamble Co. (The)                                  2,200        196,548

                                                                     -----------
                                                                         430,425
                                                                     -----------

Diversified Operations (4.76%)
General Electric Co.                                       60,900      1,839,180
                                                                     -----------


See notes to financial statements                                              1

                          John Hancock Core Growth Fund

ISSUER, DESCRIPTION                                      SHARES         VALUE
-------------------                                      ------         -----

Electronics (8.86%)
Agilent Technologies, Inc.*                                 5,600    $   132,720
Analog Devices, Inc.*                                       6,800        233,240
Applied Materials, Inc.*                                   19,600        404,152
Applied Micro Circuits Corp.*                              20,900        127,908
Intel Corp.                                                66,200      1,456,400
KLA-Tencor Corp.*                                           2,400        118,536
Linear Technology Corp.                                     8,000        281,680
Maxim Integrated Products, Inc.*                            1,200         51,684
Novellus Systems, Inc.*                                     1,900         76,000
Teradyne, Inc.*                                             2,700         70,416
Texas Instruments, Inc.                                    13,100        345,840
Xilinx, Inc.*                                               4,000        121,960

                                                                     -----------
                                                                       3,420,536
                                                                     -----------

Finance (4.47%)
Charter One Financial, Inc.                                 8,800        310,728
Citigroup, Inc.                                             9,700        397,700
Concord EFS, Inc.*                                         12,800        398,592
MBNA Corp.                                                 11,000        385,220
Merrill Lynch & Co., Inc.                                   5,800        232,116

                                                                     -----------
                                                                       1,724,356
                                                                     -----------

Food (1.87%)
Kraft Foods, Inc. (Class A)                                12,300        514,263
Unilever NV, Amercian Depositary Receipts
  (Netherlands)                                             3,200        206,112

                                                                     -----------
                                                                         720,375
                                                                     -----------

Insurance (5.85%)
American International Group, Inc.                         18,700      1,215,500
First Health Group Corp.*                                   3,400         97,138
Hartford Financial Services Group, Inc. (The)               3,100        195,300
MetLife, Inc.                                               8,300        258,130
Radian Group, Inc.                                          4,900        257,348
Travelers Property Casualty Corp. (Class A)*               13,600        235,960

                                                                     -----------
                                                                       2,259,376
                                                                     -----------

Manufacturing (0.83%)
Danaher Corp.                                               4,600        319,976
                                                                     -----------

Media (1.98%)
EchoStar Communicaitons Corp.*                              5,500        132,000
Liberty Media Corp. (Class A)*                             24,200        266,442
Viacom, Inc. (Class B)*                                     7,400        366,670

                                                                     -----------
                                                                         765,112
                                                                     -----------

Medical (7.84%)
Anthem, Inc.*                                               3,900        280,410
Baxter International, Inc.                                  3,000        151,200
DaVita, Inc.*                                               5,100        121,686
HCA, Inc.                                                   2,500        120,875
Lincare Holdings, Inc.*                                     6,500        193,440
Medtronic, Inc.                                            11,500        523,595
St. Jude Medical, Inc. *                                    3,800        303,620
Tenet Healthcare Corp.*                                     4,500        336,690
Triad Hospitals, Inc.*                                      3,800        170,012
Trigon Healthcare, Inc.*                                    5,100        538,560
Universal Health Services, Inc. (Class B)*                  5,700        284,373

                                                                     -----------
                                                                       3,024,461
                                                                     -----------


See notes to financial statements                                              2

                          John Hancock Core Growth Fund

ISSUER, DESCRIPTION                                     SHARES         VALUE
-------------------                                     ------         -----

Medical - Drugs (17.64%)
Abbott Laboratories                                       13,900    $   630,504
Johnson & Johnson                                         17,000        991,270
King Pharmaceuticals, Inc.*                               13,200        333,432
Lilly (Eli) & Co.                                          3,500        214,550
Pfizer, Inc.                                              80,500      2,777,250
Pharmacia Corp.                                           26,900      1,050,176
Wyeth                                                     15,300        811,206

                                                                    -----------
                                                                      6,808,388
                                                                    -----------

Mortgage Banking (0.86%)
Fannie Mae                                                 4,300        333,121
                                                                    -----------

Oil & Gas (1.97%)
Baker Hughes, Inc.                                         4,700        167,931
Cooper Cameron Corp.*                                      3,000        160,290
El Paso Corp.                                              4,700        104,810
Halliburton Co.                                           10,100        178,669
Noble Corp.*                                               3,700        150,294

                                                                    -----------
                                                                        761,994
                                                                    -----------

Retail (13.26%)
AutoZone, Inc.*                                            4,000        331,800
Bed Bath & Beyond, Inc.*                                   5,300        188,203
Family Dollar Stores, Inc.                                 7,800        273,936
Home Depot, Inc. (The)                                    25,300        982,399
Kohl's Corp.*                                             12,000        885,960
Lowe's Cos., Inc.                                         21,700      1,005,795
Safeway, Inc.*                                             4,400        165,880
TJX Cos., Inc.                                            16,000        337,280
Wal-Mart Stores, Inc.                                     17,400        947,082

                                                                    -----------
                                                                      5,118,335
                                                                    -----------

Telecommunications (0.46%)
Scientific-Atlanta, Inc.                                   9,800        177,674
                                                                    -----------

Tobacco (1.84%)
Philip Morris Cos., Inc.                                  12,700        710,311
                                                                    -----------

Utilities (1.78%)
Dominion Resources, Inc.                                   8,800        550,264
Mirant Corp.*                                             16,600        136,950

                                                                    -----------
                                                                        687,214
                                                                    -----------

TOTAL COMMON STOCKS (100.29%)                                        38,713,391
                                                                    -----------

TOTAL INVESTMENTS (100.29%)                                          38,713,391
                                                                    -----------

OTHER ASSETS AND LIABILITIES, NET (0.29%)                              (113,102)
                                                                    -----------

TOTAL NET ASSETS (100.00%)                                          $38,600,289
                                                                    ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentages shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                              3

                          John Hancock Core Value Fund

Schedule of Investments
June 7, 2002  (Unaudited)

ISSUER, DESCRIPTION                                        SHARES       VALUE
-------------------                                        ------       -----

COMMON STOCKS
(cost $30,424,044)
Aerospace (2.77%)
Boeing Co. (The)                                              4,900   $  209,524
General Dynamics Corp.                                        2,300      226,550
Goodrich Corp.                                                2,600       76,518
Precision Castparts Corp.                                     3,700      129,833
United Technologies Corp.                                     4,100      280,276
                                                                      ----------
                                                                         922,701
                                                                      ----------

Automobiles / Trucks (1.09%)
General Motors Corp.                                          6,200      361,770
                                                                      ----------

Banks - United States (13.72%)
Bank of America Corp.                                        17,200    1,220,684
Charter One Financial, Inc.                                   7,600      268,356
Citigroup, Inc.                                              31,900    1,307,900
J.P. Morgan Chase & Co.                                      19,400      653,586
M&T Bank Corp.                                                1,200       99,600
TCF Financial Corp.                                           3,600      175,860
Wells Fargo & Co.                                            16,800      839,328
                                                                      ----------
                                                                       4,565,314
                                                                      ----------

Beverages (0.76%)
Anheuser-Busch Cos., Inc.                                     4,900      252,350
                                                                      ----------

Broker Services (0.33%)
Goldman Sachs Group, Inc. (The)                               1,500      110,925
                                                                      ----------

Building (1.22%)
Black & Decker Corp. (The)                                    4,600      217,120
Centex Corp.                                                  1,200       65,556
Georgia-Pacific Corp.                                         4,600      123,050
                                                                      ----------
                                                                         405,726
                                                                      ----------

Chemicals (3.82%)
Air Products & Chemicals, Inc.                                4,900      238,630
Dow Chemical Co. (The)                                       14,900      490,806
Eastman Chemical Co.                                          2,000       92,000
Praxair, Inc.                                                 6,000      324,900
Solutia, Inc.                                                14,900      123,223
                                                                      ----------
                                                                       1,269,559
                                                                      ----------

Computers (5.39%)
Apple Computer, Inc. *                                        7,100      151,940
BMC Software, Inc.*                                          11,200      183,792
Diebold, Inc.                                                 5,300      205,375
First Data Corp.                                              8,400      340,368
Hewlett-Packard Co.                                           9,600      179,424
International Business Machines Corp.                         3,000      234,900
Intuit, Inc.*                                                 2,700      118,881
Network Associates, Inc.*                                    10,200      194,616
Symantec Corp.*                                               5,800      183,976
                                                                      ----------
                                                                       1,793,272
                                                                      ----------

Cosmetics & Personal Care (0.92%)
Avon Products, Inc.                                           2,300      125,097
Kimberly-Clark Corp.                                          2,800      180,768
                                                                      ----------
                                                                         305,865
                                                                      ----------


See notes to financial statements                                              4

                          John Hancock Core Value Fund

ISSUER, DESCRIPTION                                        SHARES       VALUE
-------------------                                        ------       -----

Diversified Operations (1.54%)
Honeywell International, Inc.                                 6,700   $  245,957
Johnson Controls, Inc.                                        1,500      124,965
Textron, Inc.                                                 3,000      139,950
                                                                      ----------
                                                                         510,872
                                                                      ----------

Electronics (1.29%)
Agilent Technologies, Inc.*                                   9,700      229,890
Teradyne, Inc.*                                               3,500       91,280
Vishay Intertechnology, Inc.*                                 4,400      108,240
                                                                      ----------
                                                                         429,410
                                                                      ----------

Finance (3.30%)
American Express Co.                                          7,500      293,700
Merrill Lynch & Co., Inc.                                     6,200      248,124
Morgan Stanley Dean Witter & Co.                              7,000      312,690
Washington Mutual, Inc.                                       6,600      244,728
                                                                      ----------
                                                                       1,099,242
                                                                      ----------

Food (2.50%)
Archer-Daniels-Midland Co.                                   12,915      185,201
ConAgra Foods, Inc.                                           5,700      140,049
Heinz (H.J.) Co.                                              2,600      104,650
Kraft Foods, Inc. (Class A)                                   9,600      401,376
                                                                      ----------
                                                                         831,276
                                                                      ----------

Insurance (8.59%)
AFLAC, Inc.                                                   2,700       86,454
American International Group, Inc.                            5,100      331,500
CIGNA Corp.                                                   1,500      153,450
Hartford Financial Services Group, Inc. (The)                 7,000      441,000
Lincoln National Corp.                                        6,200      267,468
MetLife, Inc.                                                 9,700      301,670
PartnerRe Ltd. (United Kingdom)                               2,600      129,116
PMI Group, Inc. (The)                                         2,400      198,720
Prudential Financial, Inc.*                                  13,200      466,092
Radian Group, Inc.                                            3,400      178,568
Torchmark Corp.                                               2,400       96,720
Travelers Property Casualty Corp. (Class A)*                  7,000      121,450
XL Capital Ltd. (Class A) (Bermuda)                           1,000       87,490
                                                                      ----------
                                                                       2,859,698
                                                                      ----------

Leisure (0.29%)
Hilton Hotels Corp.                                           7,000       96,530
                                                                      ----------

Manufacturing (0.86%)
Danaher Corp.                                                 4,100      285,196
                                                                      ----------

Media (2.87%)
Clear Channel Communications, Inc.*                           3,700      189,070
Gannett Co., Inc.                                             1,900      145,825
Liberty Media Corp. (Class A)*                               29,400      323,694
Viacom, Inc. (Class B)*                                       6,000      297,300
                                                                      ----------
                                                                         955,889
                                                                      ----------

Medical (8.81%)
Abbott Laboratories                                           5,700      258,552
Anthem, Inc.*                                                 4,900      352,310
DaVita, Inc.*                                                10,200      243,372
HCA, Inc.                                                     9,100      439,985
Johnson & Johnson                                             3,300      192,423
Lincare Holdings, Inc.*                                       2,600       77,376
Mylan Laboratories, Inc.                                      2,700       82,215
Tenet Healthcare Corp.*                                       7,100      531,222
Triad Hospitals, Inc.*                                        4,500      201,330
Trigon Healthcare, Inc.*                                      1,700      179,520
Universal Health Services, Inc. (Class B)*                    4,400      219,516
Wyeth                                                         2,900      153,758
                                                                      ----------
                                                                       2,931,579
                                                                      ----------


See notes to financial statements                                              5

                          John Hancock Core Value Fund

ISSUER, DESCRIPTION                                        SHARES       VALUE
-------------------                                        ------       -----

Metal (1.76%)
Alcan, Inc. (Canada)                                          4,400   $  161,040
Alcoa, Inc.                                                   7,500      238,500
Worthington Industries, Inc.                                 12,200      185,196
                                                                      ----------
                                                                         584,736
                                                                      ----------

Mortgage Banking (2.23%)
Fannie Mae                                                    9,600      743,712
                                                                      ----------

Office (1.22%)
Avery Dennison Corp.                                          3,200      198,944
Pitney Bowes, Inc.                                            5,000      207,750
                                                                      ----------
                                                                         406,694
                                                                      ----------

Oil & Gas (9.91%)
BP Plc American Depositary Receipts (United Kingdom)          7,900      388,917
ChevronTexaco Corp.                                           9,900      863,775
Conoco, Inc.                                                  5,000      133,000
El Paso Corp.                                                11,800      263,140
Exxon Mobil Corp.                                            34,000    1,340,280
Halliburton Co.                                               5,300       93,757
Phillips Petroleum Co.                                        3,800      215,042
                                                                      ----------
                                                                       3,297,911
                                                                      ----------

Retail (4.87%)
AutoZone, Inc.*                                               3,100      257,145
Lowe's Cos., Inc.                                             6,600      305,910
Penney (J. C.) Co., Inc.                                     19,200      447,936
RadioShack Corp.                                              3,200      108,192
Target Corp.                                                  8,400      321,132
TJX Cos., Inc.                                                8,600      181,288
                                                                      ----------
                                                                       1,621,603
                                                                      ----------

Soap & Cleaning Preparations (2.11%)
Colgate-Palmolive Co.                                         1,400       77,210
Procter & Gamble Co. (The)                                    7,000      625,380
                                                                      ----------
                                                                         702,590
                                                                      ----------

Steel (0.80%)
AK Steel Holding Corp.*                                       9,500      127,300
Nucor Corp.                                                   2,000      138,200
                                                                      ----------
                                                                         265,500
                                                                      ----------

Telecommunications (3.05%)
CenturyTel, Inc.                                              4,500      138,150
Scientific-Atlanta, Inc.                                     11,700      212,121
Verizon Communications, Inc.                                 16,000      663,680
                                                                      ----------
                                                                       1,013,951
                                                                      ----------

Tobacco (2.00%)
Philip Morris Cos., Inc.                                     11,900      665,567
                                                                      ----------

Transport (1.07%)
Burlington Northern Santa Fe Corp.                            6,500      187,135
Norfolk Southern Corp.                                        8,000      170,320
                                                                      ----------
                                                                         357,455
                                                                      ----------

Utilities (9.81%)
BellSouth Corp.                                              18,200      598,416
Constellation Energy Group, Inc.                              7,900      224,123
Dominion Resources, Inc.                                      8,600      537,758
Energy East Corp.                                             9,100      202,930
Entergy Corp.                                                 8,000      338,720
Exelon Corp.                                                  2,200      114,070
Mirant Corp.*                                                17,800      146,850
NiSource, Inc.                                                9,500      223,440
Pinnacle West Capital Corp.                                   1,600       61,760
Potomac Electric Power Co.                                    8,500      166,090
SBC Communications, Inc.                                     13,900      459,534
Sempra Energy                                                 8,000      191,360
                                                                      ----------
                                                                       3,265,051
                                                                      ----------

TOTAL COMMON STOCKS (98.90%)                                          32,911,944
                                                                      ----------


See notes to financial statements                                              6

                                       INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE       RATE      (000s OMITTED)      VALUE
----------------------------------       ----      --------------      -----

SHORT-TERM INVESTMENTS
(Cost $364,000)
Joint Repurchase Agreement (1.09%)
Investment in a joint repurchase
  agreement transaction with UBS
  Warburg, Inc. - Dated 06-07-02,
  due 06-10-02 (Secured by U. S.
  Treasury Bonds 6.750% thru 11.250%
  due 02-15-15 thru 08-15-26 and
  U. S. Treasury Inflation Indexed
  Bond 3.875% due 04-15-29)              1.67%          $364         $   364,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS (1.09%)                                     364,000
                                                                     -----------

TOTAL INVESTMENTS (99.99%)                                            33,275,944
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET (0.01%)                                  2,433
                                                                     -----------

TOTAL NET ASSETS (100.00%)                                           $33,278,377
                                                                     ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                              7

                      John Hancock Funds - Core Growth Fund

-------------     ------------------------------------------------------------------------------------------------------------
ASSETS AND        ASSETS
LIABILITIES       ------------------------------------------------------------------------------------------------------------
-------------     Investments at value       (cost -   $            40,696,288)                                    $38,713,391
Final report      Dividends and interest receivable                                                                     21,688
June 7, 2002*     Other assets                                                                                           4,139
(unaudited)       Total assets                                                                                      38,739,218
                  ------------------------------------------------------------------------------------------------------------
                  LIABILITIES
                  ------------------------------------------------------------------------------------------------------------
                  Due to custodian                                                                                      47,466
                  Payable for shares repurchased                                                                         1,039
                  Payable to affiliates                                                                                 64,717
                  Other payables and accrued expenses                                                                   25,707
                  Total liabilities                                                                                    138,929
                  ------------------------------------------------------------------------------------------------------------
                  NET ASSETS
                  ------------------------------------------------------------------------------------------------------------
                  Capital paid-in                                                                                   69,404,530
                  Accumulated net realized loss on investments                                                     (28,820,751)
                  Net unrealized depreciation of investments                                                        (1,982,897)
                  Accumulated net investment loss                                                                         (593)
                  Net assets                                                                                       $38,600,289
                  ------------------------------------------------------------------------------------------------------------
                  NET ASET VALUE PER SHARE
                  ------------------------------------------------------------------------------------------------------------
                  Based on net asset values and shares outstanding
                  Class A                           (              $19,722,812        1,756,135 shares)                 $11.23
                  Class B                           (              $15,861,680        1,439,654 shares)                 $11.02
                  Class C                           (               $1,862,662          169,152 shares)                 $11.01
                  Class I                           (               $1,153,135          100,868 shares)                 $11.43
                  ------------------------------------------------------------------------------------------------------------
                  MAXIMUM OFFERING PRICE PER SHARE
                  ------------------------------------------------------------------------------------------------------------
                  Class A (1)                       (  $                 11.23  / 95%)                                  $11.82
                  Class C                           (  $                 11.01  / 99%)                                  $11.12

                  (1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                  * The net assets of Core Growth Fund (the "Fund") were merged into John Hancock Core Equity Fund as of the close of business on June 7, 2002, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements                                              8

                      John Hancock Funds - Core Value Fund

-------------     ------------------------------------------------------------------------------------------------------------
ASSETS AND        ASSETS
LIABILITIES       ------------------------------------------------------------------------------------------------------------
-------------     Investments at value       (cost -   $            30,788,044)                                    $33,275,944
Final Report      Cash                                                                                                     595
June 7, 2002*     Dividends and interest receivable                                                                     66,851
(unaudited)       Other assets                                                                                           2,322
                  Total assets                                                                                      33,345,712
                  ------------------------------------------------------------------------------------------------------------
                  LIABILITIES
                  ------------------------------------------------------------------------------------------------------------
                  Payable for investments purchased                                                                     11,989
                  Payable to affiliates                                                                                 40,549
                  Other payables and accrued expenses                                                                   14,797
                  Total liabilities                                                                                     67,335
                  ------------------------------------------------------------------------------------------------------------
                  NET ASSETS
                  ------------------------------------------------------------------------------------------------------------
                  Capital paid-in                                                                                   34,362,779
                  Accumulated net realized loss on investments                                                      (3,571,907)
                  Net unrealized appreciation of investments                                                         2,487,900
                  Accumulated net investment loss                                                                         (395)
                  Net assets                                                                                       $33,278,377
                  ------------------------------------------------------------------------------------------------------------
                  NET ASET VALUE PER SHARE
                  ------------------------------------------------------------------------------------------------------------
                  Based on net asset values and shares outstanding
                  Class A                           (              $10,667,158          918,290 shares)                 $11.62
                  Class B                           (              $19,033,013        1,653,643 shares)                 $11.51
                  Class C                           (               $2,752,242          239,126 shares)                 $11.51
                  Class I                           (                 $825,964           70,938 shares)                 $11.64
                  ------------------------------------------------------------------------------------------------------------
                  MAXIMUM OFFERING PRICE PER SHARE
                  ------------------------------------------------------------------------------------------------------------
                  Class A (1)                       (  $                 11.62  / 95%)                                  $12.23
                  Class C                           (  $                 11.51  / 99%)                                  $11.63

                  (1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

                  * The net assets of Core Value Fund (the "Fund") were merged into John Hancock Core Equity Fund as of the close of business on June 7, 2002, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements                                              9

                               John Hancock Funds

                                                                 CORE GROWTH FUND *  CORE VALUE FUND *
------------------------------------------------------------------------------------------------------  ----------------------------
INVESTMENT INCOME                                                                                       OPERATIONS
------------------------------------------------------------------------------------------------------  ----------------------------
Dividends (net of foreign withholding taxes of $736 and $402)          $84,498             $173,265     Period from March 1, 2002
Interest (including securities lending income of $435 and $101)          3,496                1,275     to June 7, 2002. (unaudited)
Total investment income                                                 87,994              174,540

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Investment management fee                                               94,740               77,491
Class A distribution and service fee                                    18,063                9,313
Class B distribution and service fee                                    36,477               55,320
Class C distribution and service fee                                     5,707                8,013
Class A, B and C transfer agent fee                                     69,366               36,807
Class I transfer agent fee                                                 973                  679
Registration and filing fee                                             26,679               11,099
Printing                                                                 2,527                1,119
Accounting and legal services fee                                        2,495                2,050
Miscellaneous                                                            2,142                2,184
Auditing fee                                                             2,100                2,100
Custodian fee                                                            1,173                5,820
Trustees' fee                                                              390                  119
Legal fee                                                                  216                  311
Total expenses                                                         263,048              212,425
Less expense reductions                                                (25,879)             (15,116)
Net expenses                                                           237,169              197,309
Net investment loss                                                   (149,175)             (22,769)

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------------------------------
Net realized loss on investments                                    (1,520,288)            (174,892)
Change in net unrealized appreciation (depreciation)
   of investments                                                   (2,403,819)            (157,495)
Net realized and unrealized loss                                    (3,924,107)            (332,387)
Decrease in net assets from operations                             ($4,073,282)           ($355,156)

* The net assets of Core Value Fund and Core Growth Fund (the "Funds") were merged into John Hancock Core Equity Fund as of the close of business on June 7, 2002, and the Funds were subsequently terminated. The Statement of Operations reflects the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


See notes to financial statements                                             10

                      John Hancock Funds - Core Growth Fund

                                                                                                   PERIOD
                                                                                                FROM 3-1-02
                                                                           YEAR ENDED           TO 6-07-02 *
                                                                             2-28-02            (UNAUDITED)
----------  ------------------------------------------------------------------------------------------------
CHANGES IN  INCREASE (DECREASE) IN NET ASSETS
NET ASSETS  ------------------------------------------------------------------------------------------------
----------  From operations
            Net investment loss                                              ($723,715)          ($149,175)
            Net realized loss                                              (19,548,478)         (1,520,288)
            Change in net unrealized appreciation (depreciation)            12,610,854          (2,403,819)
            Decrease in net assets resulting from operations                (7,661,339)         (4,073,282)

            From fund share transactions                                   (15,695,437)         (2,322,183)

            ------------------------------------------------------------------------------------------------
            NET ASSETS
            ------------------------------------------------------------------------------------------------
            Beginning of period                                             68,352,530          44,995,754

            End of period (1)                                              $44,995,754         $38,600,289

            (1) Includes accumulated net investment loss of $593 and $593, respectively.

            * The net assets of Core Growth Fund (the "Fund") were merged into John Hancock Core Equity Fund as of the close of business on June 7, 2002, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements                                             11

                      John Hancock Funds - Core Value Fund

                                                                                                   PERIOD
                                                                                                 FROM 3-1-02
                                                                            YEAR ENDED           TO 6-07-02 *
                                                                              2-28-02            (UNAUDITED)
----------  ------------------------------------------------------------------------------------------------
CHANGES IN  INCREASE (DECREASE) IN NET ASSETS
NET ASSETS  ------------------------------------------------------------------------------------------------
----------  From operations
            Net investment loss                                               ($16,165)             ($22,769)
            Net realized loss                                               (2,825,948)             (174,892)
            Change in net unrealized appreciation (depreciation)                52,053              (157,495)
            Decrease in net assets resulting from operations                (2,790,060)             (355,156)

            Distributions to shareholders
            From net investment income
            Class A                                                             (9,189)                   --
            Class I                                                             (6,763)                   --
                                                                               (15,952)                   --

            From fund share transactions                                     6,761,010              (774,403)

            ------------------------------------------------------------------------------------------------
            NET ASSETS
            ------------------------------------------------------------------------------------------------
            Beginning of period                                             30,452,938            34,407,936

            End of period (1)                                              $34,407,936           $33,278,377

            (1) Includes accumulated net investment loss of $398 and $395, respectively.

            * The net assets of Core Value Fund (the "Fund") were merged into John Hancock Core Equity Fund as of the close of business on June 7, 2002, and the Fund was subsequently terminated. The Statemens of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements                                             12

John Hancock Funds - Core Growth Fund
Financial Highlights
CLASS A

PERIOD ENDED                                                  2-29-00(1)       2-28-01        2-28-02       6-7-02
                                                                                                          (unaudited)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $18.14           $19.80        $14.35        $12.39
Net investment loss (2)                                         (0.05)           (0.18)        (0.15)        (0.04)
Net realized and unrealized gain (loss) on investments           1.73            (4.95)        (1.81)        (1.12)
Total from investment operations                                 1.68            (5.13)        (1.96)        (1.16)
Less distributions
From net realized gain                                          (0.02)           (0.32)           --            --
Net asset value, end of period                                 $19.80           $14.35        $12.39        $11.23(3)
Total return (4,5) (%)                                           9.25(6)        (26.26)       (13.66)        (9.36)(6)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $21              $40           $23           $20
Ratio of expenses to average net assets (%)                      1.25(7)          1.49          1.89          1.81(7)
Ratio of adjusted expenses to average net assets (8) (%)         1.63(7)          1.58          2.11          2.03(7)
Ratio of net investment loss to average net assets (%)          (0.39)(7)        (0.91)        (1.11)        (1.06)(7)
Portfolio turnover (%)                                             72              115            79            20


See notes to financial statements                                             13

John Hancock Funds - Core Growth Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                  2-29-00(1)        2-28-01       2-28-02       6-7-02
                                                                                                         (unaudited)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $18.14           $19.73        $14.18        $12.17
Net investment loss (2)                                         (0.13)           (0.31)        (0.24)        (0.05)
Net realized and unrealized gain (loss) on investments           1.74            (4.92)        (1.77)        (1.10)
Total from investment operations                                 1.61            (5.23)        (2.01)        (1.15)
Less distributions
From net realized gain                                          (0.02)           (0.32)           --            --
Net asset value, end of period                                 $19.73           $14.18        $12.17        $11.02(3)
Total return (4,5) (%)                                           8.86(6)        (26.86)       (14.17)        (9.45)(6)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $23              $23           $18           $16
Ratio of expenses to average net assets (%)                      1.95(7)          2.19          2.59          2.26(7)
Ratio of adjusted expenses to average net assets (8) (%)         2.33(7)          2.28          2.81          2.48(7)
Ratio of net investment loss to average net assets (%)          (1.09)(7)        (1.60)        (1.80)        (1.51)(7)
Portfolio turnover (%)                                             72              115            79            20


See notes to financial statements                                             14

John Hancock Funds - Core Growth Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                  2-29-00(1)        2-28-01       2-28-02       6-7-02
                                                                                                         (unaudited)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $18.14           $19.73        $14.19        $12.18
Net investment loss (2)                                         (0.13)           (0.31)        (0.23)        (0.06)
Net realized and unrealized gain (loss) on investments           1.74            (4.91)        (1.78)        (1.11)
Total from investment operations                                 1.61            (5.22)        (2.01)        (1.17)
Less distributions
From net realized gain                                          (0.02)           (0.32)           --            --
Net asset value, end of period                                 $19.73           $14.19        $12.18        $11.01(3)
Total return (4,5) (%)                                           8.86(6)        (26.81)       (14.16)        (9.61)(6)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $1               $2            $2            $2
Ratio of expenses to average net assets (%)                      1.95(7)          2.19          2.59          2.51(7)
Ratio of adjusted expenses to average net assets (8) (%)         2.33(7)          2.28          2.81          2.73(7)
Ratio of net investment loss to average net assets (%)          (1.09)(7)        (1.61)        (1.79)        (1.77)(7)
Portfolio turnover (%)                                             72              115            79            20


See notes to financial statements                                             15

John Hancock Funds - Core Growth Fund
Financial Highlights
CLASS I(9)

PERIOD ENDED                                                      2-28-98    2-28-99     2-29-00    2-28-01    2-28-02    6-7-02
                                                                                                                        (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $11.01     $14.88      $17.65     $19.83     $14.43     $12.59
Net investment income (loss)(2)                                     0.04       0.01       (0.01)     (0.07)     (0.03)     (0.01)
Net realized and unrealized gain (loss) on investments              4.34       3.40        3.31      (5.01)     (1.81)     (1.15)
Total from investment operations                                    4.38       3.41        3.30      (5.08)     (1.84)     (1.16)
Less distributions
From net investment income                                         (0.03)     (0.02)         --         --         --         --
In excess of net investment income                                    --         --(10)      --         --         --         --
From net realized gain                                             (0.48)     (0.62)      (1.12)     (0.32)        --         --
                                                                   (0.51)     (0.64)      (1.12)     (0.32)        --         --
Net asset value, end of period                                    $14.88     $17.65      $19.83     $14.43     $12.59     $11.43(3)
Total return (4,5) (%)                                             40.52      22.92       19.67     (25.96)    (12.75)     (9.21)(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                               $5         $8          $9         $3         $2         $1
Ratio of expenses to average net assets (%)                         0.95       0.95        0.95       0.95       0.96       1.14(7)
Ratio of adjusted expenses to average net assets (8) (%)            3.52       1.98        1.33       1.04       1.18       1.36(7)
Ratio of net investment income (loss) to average net assets (%)     0.34       0.06       (0.06)     (0.35)     (0.19)     (0.42)(7)
Portfolio turnover (%)                                                91         54          72        115         79         20

(1)   Class A, Class B and Class C shares began operations on 7-1-99.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Net assets value per share before the merger of assets to John Hancock Core Equity Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Effective 7-1-99, existing shares of the Fund were designated Class I shares.
(10)  Less than $0.01 per share.


See notes to financial statements                                             16

John Hancock Funds - Core Value Fund
Financial Highlights
CLASS A(1)

PERIOD ENDED                                                 2-28-98     2-28-99     2-29-00     2-28-01     2-28-02      6-7-02
                                                                                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.88      $13.93      $12.36      $10.70      $12.71      $11.73
Net investment income (2)                                      0.21        0.15        0.13        0.10        0.04        0.01
Net realized and unrealized gain (loss) on investments         3.33        1.23       (1.01)       2.04       (1.01)      (0.12)
Total from investment operations                               3.54        1.38       (0.88)       2.14       (0.97)      (0.11)
Less distributions
From net investment income                                    (0.13)      (0.18)      (0.08)      (0.10)      (0.01)         --
From net realized gain                                        (0.36)      (2.77)      (0.70)      (0.03)         --          --
                                                              (0.49)      (2.95)      (0.78)      (0.13)      (0.01)         --
Net asset value, end of period                               $13.93      $12.36      $10.70      $12.71      $11.73      $11.62(3)
Total return (4,5) (%)                                        32.97        9.87       (8.08)      20.02       (7.64)      (0.94)(6)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $8          $7         $12         $11         $11         $11
Ratio of expenses to average net assets (%)                    0.95        0.95        0.95        1.30        1.59        1.59(7)
Ratio of adjusted expenses to average net assets (8) (%)       1.90        1.88        1.89        1.62        1.88        1.75(7)
Ratio of net investment income to average net assets (%)       1.60        1.03        1.09        0.79        0.34        0.21(7)
Portfolio turnover (%)                                          119          61          76         131          72          22


See notes to financial statements                                             17

John Hancock Funds - Core Value Fund
Financial Highlights
CLASS B

PERIOD ENDED                                                         2-29-00(9)        2-28-01       2-28-02       6-7-02
                                                                                                                 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.35           $10.69        $12.69        $11.65
Net investment income (loss) (2)                                        0.02            (0.01)        (0.04)        (0.02)
Net realized and unrealized gain (loss) on investments                 (2.56)            2.05         (1.00)        (0.12)
Total from investment operations                                       (2.54)            2.04         (1.04)        (0.14)
Less distributions
From net investment income                                             (0.02)           (0.01)           --            --
From net realized gain                                                 (0.10)           (0.03)           --            --
                                                                       (0.12)           (0.04)           --            --
Net asset value, end of period                                        $10.69           $12.69        $11.65        $11.51(3)
Total return (4,5) (%)                                                (19.19)(6)        19.02         (8.20)        (1.20)(6)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $8              $15           $20           $19
Ratio of expenses to average net assets (%)                             1.95(7)          2.09          2.29          2.29(7)
Ratio of adjusted expenses to average net assets (8) (%)                2.59(7)          2.41          2.58          2.45(7)
Ratio of net investment income (loss) to average net assets (%)         0.19(7)         (0.05)        (0.36)        (0.49)(7)
Portfolio turnover (%)                                                    76              131            72            22


See notes to financial statements                                             18

John Hancock Funds - Core Value Fund
Financial Highlights
CLASS C

PERIOD ENDED                                                        2-29-00(9)         2-28-01       2-28-02       6-7-02
                                                                                                                 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $13.35           $10.69        $12.69        $11.64
Net investment income (loss) (2)                                        0.02            (0.01)        (0.04)        (0.02)
Net realized and unrealized gain (loss) on investments                 (2.56)            2.04         (1.01)        (0.11)
Total from investment operations                                       (2.54)            2.03         (1.05)        (0.13)
Less distributions
From net investment income                                             (0.02)              --(10)        --            --
From net realized gain                                                 (0.10)           (0.03)           --            --
                                                                       (0.12)           (0.03)           --            --
Net asset value, end of period                                        $10.69           $12.69        $11.64        $11.51(3)
Total return (4,5) (%)                                                (19.19)(6)        18.98         (8.27)        (1.12)(6)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   --(11)           $2            $3            $3
Ratio of expenses to average net assets (%)                             1.95(7)          2.18          2.29          2.29(7)
Ratio of adjusted expenses to average net assets (8) (%)                2.59(7)          2.50          2.58          2.45(7)
Ratio of net investment income (loss) to average net assets (%)         0.21(7)         (0.16)        (0.36)        (0.48)(7)
Portfolio turnover (%)                                                    76              131            72            22


See notes to financial statements                                             19

John Hancock Funds - Core Value Fund
Financial Highlights
CLASS I

PERIOD ENDED                                                  2-29-00(9)       2-28-01        2-28-02       6-7-02
                                                                                                          (unaudited)
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $13.35           $10.70        $12.72        $11.75
Net investment income (2)                                        0.09             0.12          0.12          0.02
Net realized and unrealized gain (loss) on investments          (2.56)            2.07         (1.01)        (0.13)
Total from investment operations                                (2.47)            2.19         (0.89)        (0.11)
Less distributions
From net investment income                                      (0.08)           (0.14)        (0.08)           --
From net realized gain                                          (0.10)           (0.03)           --            --
                                                                (0.18)           (0.17)        (0.08)           --
Net asset value, end of period                                 $10.70           $12.72        $11.75        $11.64(3)
Total return (4,5) (%)                                         (18.71)(6)        20.46         (6.98)        (0.94)(6)
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                            $1               $2            $1            $1
Ratio of expenses to average net assets (%)                      0.95(7)          0.95          0.95          1.17(7)
Ratio of adjusted expenses to average net assets (8) (%)         1.59(7)          1.27          1.24          1.33(7)
Ratio of net investment income to average net assets (%)         1.09(7)          0.97          0.93          0.59(7)
Portfolio turnover (%)                                             76              131            72            22

(1) Effective 7-1-99, existing shares of the Fund were designated Class A shares. The Fund, which had previously only been sold to institutional investors, also became available for sale to individual investors.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Net assets value per share before the merger of assets to John Hancock Core Equity Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9)   Class B, Class C and Class I shares began operations on 7-1-99.
(10)  Less than $0.01 per share.
(11)  Less than $500,000


See notes to financial statements                                             20

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Organization

John Hancock Core Growth Fund ("Core Growth Fund") and John Hancock Core Value Fund ("Core Value Fund")(each a "Fund," and collectively, the "Funds") are separate portfolios of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940.

The investment objective of John Hancock Core Growth Fund was to seek capital appreciation by investing in large-capitalization stocks with high potential earnings growth. The investment objective of John Hancock Core Value Fund was to seek above-average total return through investments in large-capitalization stocks that appeared relatively undervalued.

On June 5, 2002, the shareholders of each of the Funds approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of each of each Fund to the John Hancock Core Equity Fund ("Core Equity Fund") in exchange solely for shares of beneficial interest of the Core Equity Fund.

After this transaction and as of the close of business on June 7, 2002, the Funds will be terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Funds' portfolios were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on each Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Funds were permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $475 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds had no borrowing activity under the line of credit during the period ended June 7, 2002.

Securities lending

The Funds may have lent securities to certain qualified brokers who paid the Funds negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may have bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of June 7, 2002.

Federal income taxes

Each Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of June 7, 2002, the Funds' final tax year.

As of June 7, 2002, the Funds' final tax year end, for federal income tax purposes, the Funds had the following capital loss carryforwards available:

                                  CAPITAL LOSS     CAPITAL LOSS    CAPITAL LOSS
               TOTAL CAPITAL      CARRYFORWARD     CARRYFORWARD    CARRYFORWARD
             LOSS CARRYFORWARD      EXPIRING         EXPIRING        EXPIRING
FUND           AS OF 6/7/2002      2/28/2008         2/28/2009      2/28/2010
----           --------------      ---------         ---------      ---------

Core Growth     $27,312,211            --           $23,845,086     $3,467,125
Core Value        3,393,650         $86,884           2,295,559      1,011,207

The unused capital loss carryforwards as of June 7, 2002 were transferred to the Core Equity Fund and will be available, to the extent provided by regulations, to offset future net capital gains of the Core Equity Fund. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration. Additionally, net capital losses attributable to security transactions occurring after October 31, 2001 were treated as arising on the first day (March 1, 2002) of the Funds' next taxable year.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. The Fund's net investment income was declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

Distributions paid by the Fund, if any, with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of June 7, 2002, the components of the Funds' distributable earnings on a tax basis were as follows:

                                                       UNDISTRlBUTED
                               UNDISTRIBUTED             LONG-TERM
FUND                          ORDINARY INCOME          CAPITAL GAINS
----                          ---------------          -------------

Core Growth                         none                    none
Core Value                          none                    none

Such distributions and distributable earnings on a tax basis were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

Each Fund had an investment management contract with the Adviser. Under the investment management contracts, each Fund paid a monthly management fee to the Adviser at the following annual rates:

FUND                RATE
----                ----

Core Growth         0.80% of average daily net assets up to $500 million and
                    0.75% of average daily net assets in excess of $500 million

Core Value          0.80% of average daily net assets up to $500 million and
                    0.75% of average daily net assets in excess of $500 million

Each Fund and the Adviser had a subadvisory contract with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), the Adviser's indirect parent company. The Funds were not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Funds' expenses, excluding the transfer agent fees and distribution and service fees, to 0.90% of the Funds' average daily net assets. Accordingly, the expense reduction amounted to $25,879 for the Core Growth Fund and $15,116 for the Core Value Fund for the period ended June 7, 2002.

Each Fund had a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. Each Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Funds made payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares of the Funds were assessed up-front sales charges. For the Core Growth Fund, during the period ended June 7, 2002, JH Funds received net up-front sales charges of $10,540 with regard to sales of Class A shares. Of this amount, $854 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,420 was paid as sales commissions to unrelated broker-dealers and $2,266 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. JHLICo is the indirect sole shareholder of Signator Investors. For the Core Growth Fund, during the period ended June 7, 2002, JH Funds received net up-front sales charges of $1,432 with regard to sales of Class C shares. Of this amount, $1,321 was paid as sales commissions to unrelated broker-dealers and $111 was paid as sales commissions to sales personnel of Signator Investors. For the Core Value Fund, during the period ended June 7, 2002, JH Funds received net up-front sales charges of $8,412 with regard to sales of Class A shares. Of this amount, $1,184 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,400 was paid as sales commissions to unrelated broker-dealers and $1,828 was paid as sales commissions to sales personnel of Signator Investors, a related broker-dealer. For the Core Value Fund, during the period ended June 7, 2002, JH Funds received net up-front sales charges of $4,581 with regard to sales of Class C shares. Of this amount, $4,549 was paid as sales commissions to unrelated broker-dealers and $32 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which were redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to each Fund in connection with the sale of Class B and Class C shares. For the period ended June 7, 2002, CDSCs received by JH Funds amounted to $24,610 for Class B shares and none for Class C shares of the Core Growth Fund, and $12,602 for Class B shares and $2,209 for Class C shares of the Core Value Fund.

Each Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Funds paid a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Funds paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

Each Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of 0.02% of the average net assets of each Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees was borne by the Funds. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Funds' books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

NOTE C

Fund share transactions

This listing illustrates the number of Funds' shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Funds had an unlimited number of shares authorized with no par value.

                                                                     PERIOD FROM 3-1-02
                                   YEAR ENDED 2-28-02               TO 6-7-02 (UNAUDITED)
                                   ------------------               ---------------------

CORE GROWTH FUND               SHARES             AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------------------
Sold                          1,162,531        $16,450,580         87,693        $1,091,100
Repurchased                  (2,136,246)       (30,224,270)      (150,052)       (1,829,602)
Net decrease                   (973,715)      ($13,773,690)       (62,359)        ($738,502)

--------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------
Sold                            459,635         $6,073,270         52,836          $650,128
Repurchased                    (621,004)        (8,057,513)      (126,198)       (1,513,293)
Net decrease                   (161,369)       ($1,984,243)       (73,362)        ($863,165)

--------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------
Sold                            126,401         $1,655,978         12,990          $161,950
Repurchased                     (69,497)          (925,631)       (28,810)         (347,196)
Net increase (decrease)          56,904           $730,347        (15,820)        ($185,246)

--------------------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------------------
Sold                             62,268           $836,089         10,573          $133,714
Repurchased                    (109,579)        (1,503,940)       (51,703)         (668,984)
Net decrease                    (47,311)         ($667,851)       (41,130)        ($535,270)

--------------------------------------------------------------------------------------------
NET DECREASE                 (1,125,491)      ($15,695,437)      (192,671)      ($2,322,183)
--------------------------------------------------------------------------------------------

                                                                   PERIOD FROM 3-1-02
                                                                        TO 6-7-02
                                  YEAR ENDED 2-28-02                   (UNAUDITED)
                                  ------------------                   -----------

CORE VALUE FUND                SHARES            AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------
Sold                           844,224        $10,465,168         56,344          $685,173
Distributions reinvested           668              7,776             --                --
Repurchased                   (783,813)        (9,682,779)       (85,846)       (1,036,443)
Net increase (decrease)         61,079           $790,165        (29,502)        ($351,270)

-------------------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------------------
Sold                           943,888        $11,371,523        104,193        $1,258,972
Repurchased                   (434,853)        (5,197,291)      (126,635)       (1,522,745)
Net increase (decrease)        509,035         $6,174,232        (22,442)        ($263,773)

-------------------------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------------------------
Sold                           132,963         $1,601,478         19,306          $231,743
Repurchased                    (70,465)          (837,655)       (18,458)         (219,404)
Net increase                    62,498           $763,823            848           $12,339

-------------------------------------------------------------------------------------------
CLASS I SHARES
-------------------------------------------------------------------------------------------
Sold                            11,464           $142,179          1,941           $23,590
Distributions reinvested           582              6,763             --                --
Repurchased                    (95,808)        (1,116,152)       (15,880)         (195,289)
Net decrease                   (83,762)         ($967,210)       (13,939)        ($171,699)

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)        548,850         $6,761,010        (65,035)        ($774,403)
-------------------------------------------------------------------------------------------

NOTE D

Fund share transactions

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. Government, during the period ended June 7, 2002 were as follows:

FUND                                       PURCHASES                   SALES
----                                       ---------                   -----

Core Growth                               $8,546,094                $10,851,327
Core Value                                 7,838,062                  7,746,150

The cost of investments owned on June 7, 2002, including short-term investments, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                      NET
                                      GROSS           GROSS        UNREALIZED
                                   UNREALIZED      UNREALIZED     APPRECIATION
FUND                  COST        APPRECIATION    DEPRECIATION   (DEPRECIATION)
----                  ----        ------------    ------------   --------------

Core Growth        $42,204,827     $3,244,925     ($6,736,361)    ($3,491,436)
Core Value          30,966,301      3,866,564      (1,556,921)      2,309,643

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE E

Reclassification of accounts

During the period ended June 7, 2002, the following reclassifications had been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary differences, as of June 7, 2002:

                                                                  UNDISTRIBUTED
                                              CAPITAL            NET INVESTMENT
FUND                                          PAID-IN             INCOME (LOSS)
----                                          -------             -------------

Core Growth                                 ($149,175)              $149,175
Core Value                                    (22,772)                22,772

These reclassifications, which had no impact on the net asset value of the Funds, were primarily attributable to certain differences in the treatment of net operating losses and return of capital under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments.

NOTE F

Shareholder meeting

On June 5, 2002, at a Special Meeting of Shareholders, the shareholders of each Fund approved an Agreement and Plan of Reorganization between each Fund and Core Equity Fund. With respect to Core Growth Fund, 1,607,167 shares were voted for the proposal, 76,399 shares were voted against the proposal, and 201,036 shares abstained. With respect to Core Value Fund, 1,508,975 shares voted for the proposal, 48,095 voted against the proposal, and 70,452 abstained.

Each plan of reorganization provided for the transfer of substantially all of the assets and liabilities of the Funds to the Core Equity Fund in exchange solely for shares of beneficial interest of the Core Equity Fund. After these transactions and as of the close of business on June 7, 2002, the Funds were terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

NOTE G

Tax information notice

For federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Funds for the period ended June 7, 2002.

The Funds designated no long-term capital gain dividends and no distributions qualified for the dividends received deduction available to corporations during the period ended June 7, 2002.

                               John Hancock Funds

                                    Trustees
                                James F. Carlin *
                              William H. Cunningham
                                 Richard R. Dion
                                John M. DeCiccio
                               Charles L. Ladner *
                                Steven Pruchansky
                                 Maureen R. Ford
                                 Norman H. Smith
                                John P. Toolan *
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                    Custodian
                              The Bank of New York
                                  1 Wall Street
                            New York, New York 10286
                             Sub-Investment Adviser
                           Independence Investment LLC
                                 53 State Street
                           Boston, Massachusetts 02109
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------

                               JOHN HANCOCK FUNDS

                                  INSTITUTIONAL
                                  SERIES TRUST

                        ACTIVE BOND FUND
                        INDEPENDENCE BALANCED FUND
                        INTERNATIONAL EQUITY FUND
                        MEDIUM CAPITALIZATION GROWTH FUND

                                  FINAL REPORT

                                  JUNE 7, 2002

--------------------------------------------------------------------------------

John Hancock Active Bond Fund
Schedule of Investments
June 7, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
BONDS
Aerospace (0.87%)
BAE Systems Asset Trust,
Pass Thru Cert Ser 2001 Class B  12-15-11 (R)                                      7.156%       A             $30       $ 31,207
Lockheed Martin Corp.,
Bond  12-01-29                                                                     8.500       BBB             35         41,497
                                                                                                                        --------
                                                                                                                          72,704
                                                                                                                        --------

Agricultural Operations (0.44%)
Cargill, Inc.,
Note  05-01-06 (R)                                                                 6.250        A+             35         36,685
                                                                                                                        --------

Automobiles / Trucks (3.25%)
Delphi Automotive Systems Corp.,
Note  06-15-06                                                                     6.550       BBB             55         56,910
ERAC USA Finance Co.,
Note  02-15-05 (R)                                                                 6.625       BBB+             6          6,173
Note  06-15-08 (R)                                                                 7.350       BBB+            35         37,505
Note  12-15-09 (R)                                                                 7.950       BBB+            45         47,149
Hertz Corp.,
Sr Note  07-01-04                                                                  7.000       BBB            100        102,376
Sr Note  06-01-12                                                                  7.625       BBB             20         20,066
                                                                                                                        --------
                                                                                                                         270,179
                                                                                                                        --------

Banks - Foreign (2.95%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom) 10-15-04,                                                8.200       AA-             80         87,536
Barclays Bank Plc,
Perpetual Bond (7.375% to 12-29-11 then variable) (United Kingdom) 06-29-49 (R)   7.7375        A+             30         31,827
Royal Bank of Scotland Group Plc,
Bond (United Kingdom) 03-31-49                                                     8.817        A-             10         10,949
Perpetual Bond (7.648% to 09-30-31 then variable) (United Kingdom) 08-31-49        7.648        A-             20         20,723
Scotland International Finance No. 2, B.V.,
Gtd Sub Note (United Kingdom) 11-01-06 (R)                                         8.850       AA-             35         39,919
Skandinaviska Enskilda Banken AB,
Perpetual Bond (6.50% to 6-30-03 then variable) (Sweden) 12-29-49 (R)              6.500       BBB             20         20,566
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then variable)  10-01-49                        8.622       AA-             30         33,977
                                                                                                                        --------
                                                                                                                         245,497
                                                                                                                        --------

Banks - United States (2.08%)
Bank of New York,
Cap Security  12-01-26 (R)                                                         7.780        A-             25         25,851
Capital One Bank,
Sr Note  02-01-06                                                                  6.875       BBB-            20         20,176

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Banks - Continued
Colonial Bank,
Sub Note  06-01-11                                                                 9.375%      BBB-           $20       $ 21,542
RBSG Capital Corp.,
Gtd Cap Note  03-01-04                                                            10.125        A              50         55,026
Zions Financial Corp.,
Note (6.95% to 05-15-06 then variable)  05-15-11                                   6.950       BBB-            50         50,561
                                                                                                                        --------
                                                                                                                         173,156
                                                                                                                        --------

Beverages (0.06%)
Constellation Brands, Inc.,
Sr Sub Note Ser B  01-15-12                                                        8.125        B+              5          5,175
                                                                                                                        --------

Broker Services (0.55%)
Morgan Stanley Dean Witter & Co.,
Note  04-01-12                                                                     6.600       AA-             30         30,341
Salomon Smith Barney Holdings, Inc.,
Note  03-15-06                                                                     5.875       AA-             15         15,560
                                                                                                                        --------
                                                                                                                          45,901
                                                                                                                        --------

Building (0.63%)
CRH America, Inc.,
Note  03-15-12                                                                     6.950       BBB+            20         20,968
Vulcan Materials Co.,
Note  02-01-06                                                                     6.400        A+             30         31,151
                                                                                                                        --------
                                                                                                                          52,119
                                                                                                                        --------

Business Services - Misc (0.42%)
Cendant Corp.,
Note  08-15-06                                                                     6.875       BBB             35         34,576
                                                                                                                        --------

Chemicals (0.55%)
Akzo Nobel, Inc.,
Bond  11-15-03 (R)                                                                 6.000        A-             15         15,432
Eastman Chemical Co.,
Note  04-15-12                                                                     7.000       BBB             15         15,649
Equistar Chemicals L.P./Equistar Funding Corp.,
Note  02-15-04                                                                     8.500       BB+             15         14,670
                                                                                                                        --------
                                                                                                                          45,751
                                                                                                                        --------

Electronics (0.77%)
HQI Transelect Chile SA,
Sr Note (Chile) 04-15-11                                                           7.875        A-             55         58,445
UCAR Finance, Inc.,
Gtd Sr Note  02-15-12 (R)                                                         10.250        B               5          5,287
                                                                                                                        --------
                                                                                                                          63,732
                                                                                                                        --------

Energy (0.35%)
CalEnergy Co., Inc.,
Sr Bond  09-15-28                                                                  8.480       BBB-            15         16,124

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Energy - Continued
P&L Coal Holdings Corp.,
Sr Sub Note Ser B  05-15-08                                                        9.625%       B+            $12       $ 12,765
                                                                                                                        --------
                                                                                                                          28,889
                                                                                                                        --------

Finance (4.88%)
CIT Group, Inc.,
Sr Note  04-02-12                                                                  7.750       BBB+            25         24,052
Conseco Finance Securitizations Corp.,
Pass Thru Ctf Ser 2002-A Class A-3  04-15-27                                       5.330       AAA             45         45,000
Ford Motor Credit Co.,
Note  01-15-03                                                                     7.250       BBB+            25         25,339
Note  07-16-04                                                                     6.700       BBB+            15         15,481
Note  02-01-06                                                                     6.875       BBB+            30         30,947
Note  10-25-11                                                                     7.250       BBB+            15         15,332
General Motors Acceptance Corp.,
Note  07-15-05                                                                     7.500       BBB+            35         37,367
Note  03-02-11                                                                     7.250       BBB+            15         15,665
HSBC Holdings Plc,
Sub Note (United Kingdom) 07-15-09                                                 7.500        A              30         32,812
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then variable)                                  8.439        A              30         33,361
MBNA Corp.,
Med Term Note Ser F  03-15-12                                                      7.500       BBB             15         15,662
MBNA Master Credit Card Trust II,
Pass Thru Ctf Ser 2000-A Class A  07-15-07                                         7.350       AAA             45         48,515
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1995-1  01-08-07                                                 8.250       AAA             60         66,056
                                                                                                                        --------
                                                                                                                         405,589
                                                                                                                        --------

Food (1.19%)
ConAgra Foods, Inc.,
Sub Note  09-15-04                                                                 7.400       BBB             20         21,326
Earthgrains Co. (The),
Note  08-01-03                                                                     8.375        A+             45         47,399
General Mills, Inc.,
Note  02-15-07                                                                     5.125       BBB+            30         29,924
                                                                                                                        --------
                                                                                                                          98,649
                                                                                                                        --------

Government - Foreign (2.24%)
Brazil, Federative Republic of,
Bond (Brazil) 04-15-14                                                             8.000       BB-             18         12,722
Note  (Brazil) 04-15-10                                                           12.000       BB-             15         11,850
Nova Scotia, Province of,
Deb (Canada) 11-15-19                                                              8.250        A-             25         29,834
Quebec, Province of,
Deb (Canada) 01-22-11                                                              6.125        A+             95         98,076
Deb (Canada) 09-15-29                                                              7.500        A+             30         33,808
                                                                                                                        --------
                                                                                                                         186,290
                                                                                                                        --------

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Government - U.S. (20.27%)
United States Treasury,
Bond  08-15-17                                                                     8.875%      AAA           $127       $168,552
Bond  08-15-25                                                                     6.875       AAA             90        102,055
Bond  02-15-31                                                                     5.375       AAA            230        220,906
Inflation Indexed Bond  04-15-29                                                   3.875       AAA             65         72,619
Inflation Indexed Note  01-15-07                                                   3.375       AAA            164        170,040
Inflation Indexed Note  01-15-10                                                   4.250       AAA             64         69,084
Note  02-15-05                                                                     7.500       AAA            235        258,885
Note  07-15-06                                                                     7.000       AAA            104        115,216
Note  05-15-08                                                                     5.625       AAA            275        289,855
Note  02-15-12                                                                     4.875       AAA            220        216,836
                                                                                                                       ---------
                                                                                                                       1,684,048
                                                                                                                       ---------

Government - U.S. Agencies (13.52%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf  12-01-14                                                      5.500       AAA             77         77,586
15 Yr Pass Thru Ctf  12-01-15                                                      7.000       AAA             25         26,207
15 Yr Pass Thru Ctf  06-01-16 +                                                    6.000       AAA             20         20,313
30 Yr Pass Thru Ctf  06-01-30 to 02-01-31                                          7.500       AAA            124        130,111
30 Yr Pass Thru Ctf  07-01-31 +                                                    6.500       AAA            110        111,100
30 Yr Pass Thru Ctf  06-15-32 +                                                    6.000       AAA             80         79,200
30 Yr Pass Thru Ctf  06-15-32 +                                                    6.500       AAA             55         55,791
Note  01-15-30                                                                     7.125       AAA             65         71,488
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 09-15-28 to 01-15-29                                           6.500       AAA             44         45,187
30 Yr Pass Thru Ctf 07-15-31 to 06-01-32 +                                         7.000       AAA            306        317,096
30 Yr Pass Thru Ctf 10-15-30 to 01-15-32                                           7.500       AAA            180        189,121
                                                                                                                       ---------
                                                                                                                       1,123,200
                                                                                                                       ---------

Insurance (1.91%)
AXA SA,
Sub Note (France) 12-15-30                                                         8.600        A-             20         22,774
Equitable Life Assurance Society USA,
Surplus Note  12-01-05 (R)                                                         6.950        A+             25         26,263
Massachusetts Mutual Life Insurance Co.,
Surplus Note  11-15-23 (R)                                                         7.625        AA             15         15,681
MONY Group, Inc. (The),
Sr Note  12-15-05                                                                  7.450        A-             25         26,697
Sun Canada Financial Co.,
Sub Note  12-15-07 (R)                                                             6.625       AA-             55         56,284
URC Holdings Corp.,
Sr Note  06-30-06 (R)                                                              7.875       AA+             10         10,895
                                                                                                                       ---------
                                                                                                                         158,594
                                                                                                                       ---------

Leisure (0.98%)
Harrah's Operating Co., Inc.,
Gtd Note  06-01-07                                                                 7.125       BBB-            25         25,370
Sr Sub Note  12-15-05                                                              7.875       BB+             10         10,275

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Leisure - Continued
HMH Properties, Inc.,
Sr Note Ser A  08-01-05                                                            7.875%      BB-            $10       $  9,900
Starwood Hotels & Resorts Worldwide, Inc.,
Note  05-01-07 (R)                                                                 7.375       BBB-            30         30,562
Waterford Gaming LLC,,
Sr Note  03-15-10 (R)                                                              9.500        B+              5          5,150
                                                                                                                        --------
                                                                                                                          81,257
                                                                                                                        --------

Manufacturing (0.18%)
Bombardier,  Inc.,
Note (Canada) 05-01-12 (R)                                                         6.750       BBB+            15         15,351
                                                                                                                        --------

Media (5.60%)
AOL Time Warner, Inc.,
Deb  04-15-31                                                                      7.625       BBB+            35         32,293
Deb  05-01-32                                                                      7.700       BBB+            15         13,998
British Sky Broadcasting Group Plc,
Sr Note (United Kingdom) 07-15-09                                                  8.200       BB+             35         35,809
Charter Communications Holdings, LLC/Charter
Communications Holdings Capital Corp.,
Sr Note  01-15-11                                                                 11.125        B+              5          4,400
Sr Note  05-15-11                                                                 10.000        B+             10          9,000
Sr Note  05-15-11 (R)                                                             10.000        B+             10          8,900
Clear Channel Communications, Inc.,
Note  06-15-05                                                                     7.875       BBB-            50         52,819
Continental Cablevision, Inc.,
Sr Note  05-15-06                                                                  8.300       BBB+            25         25,646
Cox Communications, Inc.,
Note  08-15-04                                                                     7.500       BBB             15         15,491
CSC Holdings, Inc.,
Sr Note Ser B  04-01-11                                                            7.625       BB+             15         13,919
Sr Sub Deb  05-15-16                                                              10.500       BB-             30         30,300
EchoStar DBS Corp.,
Sr Note  02-01-09                                                                  9.375        B+             15         15,338
Garden State Newspapers, Inc.,
Sr Sub Note  07-01-11                                                              8.625        B+             10         10,100
Grupo Televisa S.A.,
Bond  (Mexico) 03-11-32 (R)                                                        8.500       BBB-             5          4,825
Note (Mexico) 09-13-11                                                             8.000       BBB-            10         10,100
Jones Intercable, Inc.,
Sr Note  04-15-08                                                                  7.625       BBB             20         19,786
Lenfest Communications, Inc.,
Sr Note  11-01-05                                                                  8.375       BBB             10         10,445
Mediacom LLC/Mediacom Capital Corp.,
Sr Note  01-15-13                                                                  9.500        B+              5          4,750
Sr Note Ser B  04-15-08                                                            8.500        B+             15         14,025
News America Holdings, Inc.,
Gtd Sr Deb  08-10-18                                                               8.250       BBB-            20         20,624
News America, Inc.,
Gtd Sr Note  04-30-28                                                              7.300       BBB-            15         13,702

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Media - Continued
TCI Communications, Inc.,
Deb  02-01-12                                                                      9.800%      BBB+           $10       $ 10,932
Sr Deb  02-15-26                                                                   7.875       BBB+            20         18,440
Time Warner, Inc.,
Deb  01-15-13                                                                      9.125       BBB+            16         17,673
Univision Communications, Inc.,
Gtd Sr Note  07-15-11                                                              7.850       BB+             25         25,776
Viacom, Inc.,
Sr Note  01-30-06                                                                  6.400        A-             25         26,144
                                                                                                                        --------
                                                                                                                         465,235
                                                                                                                        --------

Medical (1.61%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06                                                         10.750        B+             13         13,455
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security  02-01-08                                             7.875        B+             15         14,587
HCA - The Healthcare Co.,
Note  06-01-06                                                                     7.125       BBB-            20         20,804
Note  09-01-10                                                                     8.750       BBB-            25         27,917
HEALTHSOUTH Corp.,
Note  06-01-12 (R)                                                                 7.625       BBB-            15         14,962
Sr Note  02-01-08                                                                  8.500       BBB-            15         15,825
Quest Diagnostics, Inc.,
Sr Note  07-12-06                                                                  6.750       BBB-            15         15,609
Triad Hospitals, Inc.,
Sr Note  05-01-09                                                                  8.750        B-             10         10,700
                                                                                                                        --------
                                                                                                                         133,859
                                                                                                                        --------

Metal (1.14%)
Newmont Mining Corp.,
Note  05-15-11                                                                     8.625       BBB             30         33,034
WMC Finance (USA) Ltd.,
Gtd Note (Australia) 11-15-03                                                      6.500        A              55         56,662
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A  06-15-04 (R)                                             8.400       BBB-             5          4,767
                                                                                                                        --------
                                                                                                                          94,463
                                                                                                                        --------

Mortgage Banking (5.39%)
Asset Securitization Corp.,
Pass Thru Ctf Ser 1997-D4 Class A-1B  04-14-29                                     7.400       AAA             40         42,280
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  06-15-31                                      6.790       Aaa             24         25,079
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25                                       8.100       AAA             26         25,741
Credit Suisse First Boston Mortgage Securities Corp.,
Pass Thru Ctf Ser 1998-C1 Class A-1A  05-17-40                                     6.260       AAA             24         24,529
DLJ Commercial Mortgage Corp.,
Pass Thru Ctf Ser 1998-CF2 Class A-1A  11-12-31                                    5.880       Aaa             40         41,161

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Mortgage Banking - Continued
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust,
Pass Thru Ctf Ser 1999-C2 Class A-1  06-15-31                                      6.360%      Aaa            $27       $ 28,358
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1998-C1 Class A-1  05-15-30                                      6.853       Aaa             46         48,396
LB Commercial Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  06-15-31                                      6.410       Aaa             13         13,629
Morgan (J.P.) Commercial Mortgage Finance Corp.,
Pass Thru Ctf Ser 1997-C5 Class A2  09-15-29                                       7.069       AAA             21         22,176
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1999-CAM1 Class A-3  03-15-32                                    6.920       AAA             50         53,393
Morgan Stanley Dean Witter Capital I Trust,
Pass Thru Ctf Ser 2001-IQA Class A-1  12-18-32                                     4.570       Aaa             76         76,359
Pass Thru Ctf Ser 2001-PPM Class A1  02-15-31                                      5.980       AAA             45         46,418
                                                                                                                        --------
                                                                                                                         447,519
                                                                                                                        --------

Oil & Gas (4.39%)
Alberta Energy Co. Ltd.,
Note (Canada) 09-15-30                                                             8.125        A-             10         11,440
Note (Canada) 11-01-31                                                             7.375        A-             20         21,049
Anadarko Finance Co.,
Sr Note Ser B (Canada) 05-01-11                                                    6.750       BBB+            20         20,763
Apache Finance Canada Corp.,
Note (Canada) 12-15-29                                                             7.750        A-             20         22,477
Colonial Pipeline Co.,
Sr Note  04-15-32 (R)                                                              7.630        A              25         25,599
Forest Oil Corp.,
Sr Note  06-15-08                                                                  8.000        BB             10         10,100
Louis Dreyfus Natural Gas Corp.,
Sr Note  12-01-07                                                                  6.875       BBB+            10         10,533
Marathon Oil Corp.,
Note  03-15-32                                                                     6.800       BBB+            20         19,363
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06,                                                         7.000       BBB-            15         14,795
Occidental Petroleum Corp.,
Sr Deb  09-15-09                                                                  10.125       BBB              5          6,111
Sr Note  01-15-07                                                                  5.875       BBB             20         20,485
Ocean Energy, Inc.,
Sr Sub Note Ser B  07-15-07                                                        8.875       BB+              5          5,241
Pemex Project Funding Master Trust,
Gtd Note  10-13-10                                                                 9.125       BB+             35         38,440
Petrobras International Finance Co. Ltd.,
Sr Note (Brazil) 02-01-07 (R),                                                     9.125       Baa1            25         23,000
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28,                                                         7.125       BBB-            10          6,637
Petronas Capital Ltd.,
Gtd Note  05-22-12 (R)                                                             7.000       BBB             15         15,117
Snyder Oil Corp.,
Sr Sub Note  06-15-07                                                              8.750       BBB-            10         10,475
Tosco Corp.,
Note  02-15-30                                                                     8.125       BBB+            35         40,869

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Oil & Gas - Continued
Valero Energy Corp.,
Note  06-15-05                                                                     8.375%      BBB            $10       $ 10,930
Note  03-15-06                                                                     7.375       BBB             20         21,189
XTO Energy, Inc.,
Sr Note  04-15-12                                                                  7.500        BB             10         10,175
                                                                                                                        --------
                                                                                                                         364,788
                                                                                                                        --------

Paper & Paper Products (1.90%)
Bowater Canada Finance Corp.,
Gtd Note (Canada) 11-15-11                                                         7.950       BBB             15         15,533
International Paper Co.,
Note  07-08-05                                                                     8.125       BBB             45         49,017
Stone Container Corp.,
Sr Note  02-01-11                                                                  9.750        B              15         16,200
Stora Enso Oyj,
Sr Note (Finland) 05-15-11                                                         7.375       BBB+            25         26,527
Weyerhaeuser Co.,
Note  08-01-06                                                                     6.000       BBB             25         25,294
Note  03-15-12 (R)                                                                 6.750       BBB             25         25,515
                                                                                                                        --------
                                                                                                                         158,086
                                                                                                                        --------

Real Estate Operations (0.89%)
EOP Operating L.P.,
Note  02-15-05                                                                     6.625       BBB+            25         25,957
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to 09-30-07 then variable)  12-31-49 (R)               7.640        A              45         47,736
                                                                                                                        --------
                                                                                                                          73,693
                                                                                                                        --------

Real Estate Investment Trust (1.18%)
American Health Properties, Inc.,
Note  01-15-07                                                                     7.500       BBB+            30         31,013
Cabot Industrial Properties, L.P.,
Note  05-01-04                                                                     7.125       BBB             15         15,393
Camden Property Trust,
Note  04-15-04                                                                     7.000       BBB             10         10,440
Healthcare Realty Trust, Inc.,
Sr Note  05-01-11                                                                  8.125       BBB-            30         31,268
ProLogis Trust,
Note  04-15-04                                                                     6.700       BBB+            10         10,321
                                                                                                                        --------
                                                                                                                          98,435
                                                                                                                        --------

Retail (0.63%)
Kroger Co.,
Sr Note  04-01-11                                                                  6.800       BBB-            30         31,284
Supervalu Inc.,
Note  09-15-04                                                                     7.625       BBB             20         21,108
                                                                                                                        --------
                                                                                                                          52,392
                                                                                                                        --------

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Telecommunications (3.46%) AT&T Corp.,
Note 03-15-09                                                                      6.000%      BBB+           $15       $ 13,160
Note  03-15-29                                                                     6.500       BBB+            15         11,526
AT&T Wireless Services, Inc.,
Sr Note  05-01-12                                                                  8.125       BBB             15         14,658
Sr Note  03-01-31                                                                  8.750       BBB             35         33,671
Cingular Wireless,
Bond  12-15-31 (R)                                                                 7.125        A+             15         14,243
Citizens Communications Co.,
Note  05-15-06                                                                     8.500       BBB             10         10,402
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate Step-up/down on rating) (Netherlands) 06-15-05,                  7.750        A-             35         36,459
Dominion Resources, Inc.,
Sr Note Ser A  06-15-10                                                            8.125       BBB+            15         16,588
LCI International, Inc.,
Sr Note  06-15-07                                                                  7.250       BB+             10          7,700
PanAmSat Corp.,
Gtd Sr Note  02-01-12 (R)                                                          8.500        B               5          5,013
Sprint Capital Corp.,
Bond  03-15-32 (R)                                                                 8.750       BBB+            15         14,415
Note  01-30-06                                                                     7.125       BBB+            35         33,677
Telefonos de Mexico S.A. de C.V.,
Sr Note  01-26-06                                                                  8.250       BBB-            30         31,575
Telus Corp.,
Note (Canada) 06-01-11                                                             8.000       BBB+            25         23,904
Verizon New York, Inc.,
Deb Ser B  04-01-32                                                                7.375        A+             15         15,100
VoiceStream Wireless Corp.,
Sr Note  09-15-09                                                                 11.500       BBB+             5          5,600
                                                                                                                        --------
                                                                                                                         287,691
                                                                                                                        --------

Textile (0.19%)
Mohawk Industries, Inc.,
Note  04-15-12 (R)                                                                 7.200       BBB             15         15,638
                                                                                                                        --------

Transport (1.74%)
Burlington Northern Santa Fe Corp.,
Deb  08-15-30                                                                      7.950       BBB+            30         33,670
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C  06-30-04                                                7.206       BB+             16         14,140
Pass Thru Ctf Ser 1999-1A  02-02-19                                                6.545        AA             18         17,139
CSX Corp.,
Note  03-15-12                                                                     6.300       BBB             20         20,148
Northwest Airlines 1996-1 Pass Through Trusts,
Pass Thru Ctf Ser 1996-1D  01-02-15                                                8.970       BB+              4          3,850
NWA Trust,
Sr Note Ser A  12-21-12                                                            9.250        AA             31         30,425
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14                                       7.783        A+             26         25,102
                                                                                                                        --------
                                                                                                                         144,474
                                                                                                                        --------

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Utilities (6.75%) AES Corp.,
Sr Note  06-01-09                                                                  9.500%      BB-            $10       $  6,900
Sr Sub Note  07-15-06                                                             10.250        B              12          7,200
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A  01-02-17                                                 9.000       BBB-            15         14,250
Allied Waste North America, Inc.,
Sr Note  04-01-08                                                                  8.875       BB-             10         10,213
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond  06-01-17                                                     9.000       BBB-             9          9,454
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                                                8.890       BBB-             7          7,463
Calpine Canada Energy Finance ULC,
Sr Note (Canada) 05-01-08                                                          8.500        B+             10          7,850
Calpine Corp.,
Sr Note  04-01-08                                                                  7.875        B+              5          3,775
Cleveland Electric Illuminating Co.,
1st Mtg Ser B  05-15-05                                                            9.500       BBB             35         35,000
CMS Energy Corp.,
Sr Note Ser B  01-15-04                                                            6.750        BB             15         14,100
EIP Funding-PNM,
Sec Fac Bond  10-01-12                                                            10.250       BBB-            20         20,800
El Paso Corp.,
Sr Note  01-15-32                                                                  7.750       BBB             25         22,965
GG1B Funding Corp.,
Deb  01-15-11                                                                      7.430       BBB-            31         31,034
Hydro-Quebec,
Gtd Bond Ser HY (Canada) 01-15-22                                                  8.400        A+             10         12,150
Gtd Deb Ser IF (Canada) 02-01-03                                                   7.375        A+             25         25,775
Iberdrola International B.V.,
Note  10-01-02                                                                     7.500        A+             25         25,330
Note (Spain) 06-01-03 (R)                                                          7.125        A+             25         25,797
Long Island Lighting Co.,
Deb  03-15-23                                                                      8.200        A-             20         20,800
Midland Funding Corp. II,,
Deb Ser A  07-23-05                                                               11.750       BB+             50         53,000
Niagara Mohawk Power Corp.,
Sec Fac Bond  01-01-18                                                             8.770        A              25         25,781
Northeast Utilities,
Note Ser A  12-01-06                                                               8.580       BBB              8          8,809
NRG Energy, Inc.,
Sr Note  04-01-11                                                                  7.750       BBB-            25         22,336
Pinnacle Partners,
Sr Note  08-15-04 (R)                                                              8.830       BBB-            20         20,300
Pinnacle West Capital Corp.,
Sr Note  04-01-06                                                                  6.400       BBB             20         20,433
PNPP II Funding Corp.,
Deb  05-30-16                                                                      9.120       BBB-            15         16,274
PSEG Energy Holdings, Inc.,
Sr Note  02-15-08                                                                  8.625       BBB-            15         14,912

See notes to financial statements

                                                                                 INTEREST   CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                 RATE     RATING*   (000'S OMITTED)     VALUE
----------------------------------                                                 ----     -------   ---------------     -----
Utilities - Continued
Republic Services, Inc.,
Sr Note  08-15-11                                                                  6.750%      BBB            $30       $ 30,418
Tiers-MIR-2001-14,
Collateral Trust  06-15-04 (R)                                                     7.200       BBB-            30         24,900
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond  01-02-17                                                     8.090       BBB-            23         23,131
                                                                                                                       ---------
                                                                                                                         561,150
                                                                                                                       ---------

TOTAL BONDS (92.96%)
(Cost $7,644,004)                                                                                                      7,724,765
                                                                                                                       ---------

                                                                                                    NUMBER OF SHARES
ISSUER, DESCRIPTION                                                                                   OR WARRANTS
-------------------                                                                                   -----------
PREFERRED STOCKS AND WARRANTS
CSC Holdings, Inc., 11.125%, Ser M Preferred Stock                                                        125             10,375
CSC Holdings, Inc., 11.750%, Ser H Preferred Stock                                                        140             11,900
MetroNet Communications Corp.**, Warrant (Canada) (R)                                                      10                930
                                                                                                                       ---------

TOTAL PREFERRED STOCKS AND WARRANTS (0.28%)
(Cost $28,196)                                                                                                            23,205
                                                                                                                       ---------

                                                                                  INTEREST             PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                  RATE             (000'S OMITTED)
----------------------------------                                                  ----             ---------------
SHORT-TERM INVESTMENTS
(cost of $789,000)
Joint Repurchase Agreement (9.49%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-07-02,
due 06-10-02 ( Secured by U.S. Treasury Bonds
6.750% thru 11.250% due 02-15-15 thru 08-15-26
and U.S. Treasury Inflation Indexed Bond 3.875%
due 4-15-29)                                                                       1.67%                     $789         789,000

TOTAL SHORT-TERM INVESTMENTS (9.49%)                                                                                      789,000
                                                                                                                       ----------

TOTAL INVESTMENTS (102.73%)                                                                                             8,536,970
                                                                                                                       ----------

OTHER ASSETS AND LIABILITIES, NET (2.73%)                                                                                (227,107)
                                                                                                                       ----------

TOTAL NET ASSETS (100.00%)                                                                                             $8,309,863
                                                                                                                       ==========

See notes to financial statements

NOTES TO SCHEDULE OF INVESTMENTS

* Credit ratings are rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

**   Non-income producing security

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $749,444 or 9.02% of net assets as of June 7, 2002.

+ All or a portion of these securities, having an aggregate value of $411,347 or 4.95% of the Fund's net assets, have been purchased as forward commitments; that is, the Fund has agreed on trade date to take delivery of and make payment for such securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market values of $116,163 of United States Treasury Bond 5.375%, 02-15-31, $77,633 of United States Treasury Bond 8.875%, 8-15-17, $80,789 of United States Treasury
     Note 7.500% 2-15-05, and $145,007 of United States Treasury Note 5.625%, 05-15-08 has been segregated to cover the forward commitments.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock Independence Balanced Fund
Schedule of Investments
June 7, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
ISSUER, DESCRIPTION                                                                            SHARES              VALUE
------------------------------------                                                       --------------     ----------------
COMMON STOCKS
Aerospace (1.39%)
Boeing Co. (The)                                                                                  1,300              $ 55,588
General Dynamics Corp.                                                                              300                29,550
United Technologies Corp.                                                                           700                47,852
                                                                                                                     --------
                                                                                                                      132,990
                                                                                                                     --------
Automobiles / Trucks (0.42%)
Lear Corp.*                                                                                         900                40,203
                                                                                                                     --------
Banks - United States (4.25%)
Bank of America Corp.                                                                             2,800               198,716
Charter One Financial, Inc.                                                                       1,000                35,310
TCF Financial Corp.                                                                                 500                24,425
U.S. Bancorp                                                                                      3,200                73,280
Wells Fargo & Co.                                                                                 1,500                74,940
                                                                                                                     --------
                                                                                                                      406,671
                                                                                                                     --------
Beverages (1.24%)
Anheuser-Busch Cos., Inc.                                                                         1,500                77,250
PepsiCo, Inc.                                                                                       800                41,040
                                                                                                                     --------
                                                                                                                      118,290
                                                                                                                     --------
Broker Services (0.15%)
Goldman Sachs Group, Inc. (The)                                                                     200                14,790
                                                                                                                     --------
Building (1.32%)
Black & Decker Corp. (The)                                                                          900                42,480
Danaher Corp.                                                                                       900                62,604
Georgia-Pacific Corp.                                                                               800                21,400
                                                                                                                     --------
                                                                                                                      126,484
                                                                                                                     --------
Business Services - Misc. (0.50%)
Convergys Corp.*                                                                                  1,900                47,405
                                                                                                                     --------

See notes to financial statements

                                                                                             NUMBER OF
ISSUER, DESCRIPTION                                                                            SHARES              VALUE
------------------------------------                                                       --------------     ----------------
Chemicals (2.46%)
Air Products & Chemicals, Inc.                                                                      800              $ 38,960
Dow Chemical Co.                                                                                  2,600                85,644
Eastman Chemical Co.                                                                              1,000                46,000
Praxair, Inc.                                                                                     1,200                64,980
                                                                                                                     --------
                                                                                                                      235,584
                                                                                                                     --------
Computers (7.21%)
BEA Systems, Inc.*                                                                                1,300                14,638
BMC Software, Inc.*                                                                               2,900                47,589
Brocade Communications Systems, Inc.*                                                               600                11,695
Cisco Systems, Inc.*                                                                              6,700               105,391
Dell Computer Corp.*                                                                              2,500                65,700
EMC Corp.*                                                                                        4,700                34,451
First Data Corp.                                                                                  2,400                97,248
Microsoft Corp.*                                                                                  3,500               181,930
Network Appliance, Inc.*                                                                          4,500                72,682
Symantec Corp.*                                                                                   1,100                34,892
VERITAS Software Corp.*                                                                           1,100                23,089
                                                                                                                     --------
                                                                                                                      689,305
                                                                                                                     --------
Cosmetics & Personal Care (0.73%)
Avon Products, Inc.                                                                                 100                 5,439
Kimberly-Clark Corp.                                                                              1,000                64,560
                                                                                                                     --------
                                                                                                                       69,999
                                                                                                                     --------
Diversified Operations (1.55%)
General Electric Co.                                                                              3,800               114,760
Honeywell International, Inc.                                                                       900                33,039
                                                                                                                     --------
                                                                                                                      147,799
                                                                                                                     --------
Electronics (3.06%)
Agilent Technologies, Inc.*                                                                       1,100                26,070
Analog Devices, Inc.*                                                                               800                27,440
Applied Materials, Inc.*                                                                          2,200                45,364
Applied Micro Circuits Corp.*                                                                     2,100                12,852
Intel Corp.                                                                                       5,900               129,800
Linear Technology Corp.                                                                             700                24,647
Texas Instruments, Inc.                                                                           1,000                26,400
                                                                                                                     --------
                                                                                                                      292,573
                                                                                                                     --------

See notes to financial staements

                                                                                             NUMBER OF
ISSUER, DESCRIPTION                                                                            SHARES              VALUE
------------------------------------                                                       --------------     ----------------
Finance (4.97%)
American Express Co.                                                                                800              $ 31,328
Citigroup, Inc.                                                                                   4,100               168,100
Concord EFS, Inc.*                                                                                1,000                31,140
J.P. Morgan Chase & Co.                                                                           3,000               101,070
MBNA Corp.                                                                                          700                24,514
Merrill Lynch & Co., Inc.                                                                         1,000                40,020
Morgan Stanley Dean Witter & Co.                                                                  1,100                49,137
Washington Mutual, Inc.                                                                             800                29,664
                                                                                                                     --------
                                                                                                                      474,973
                                                                                                                     --------
Food (2.08%)
Archer Daniels Midland Co.                                                                        2,600                37,284
Kellogg Co.                                                                                         500                17,700
Kraft Foods, Inc. (Class A)                                                                       1,900                79,439
Unilever NV, American Depositary Receipts (ADR) (Netherlands)                                     1,000                64,410
                                                                                                                     --------
                                                                                                                      198,833
                                                                                                                     --------
Insurance (5.34%)
American International Group, Inc. #                                                              2,600               169,000
CIGNA Corp.                                                                                         300                30,690
Hartford Financial Services Group, Inc. (The)                                                     1,200                75,600
Lincoln National Corp.                                                                            1,100                47,454
MetLife, Inc.                                                                                     2,500                77,750
Prudential Financial, Inc.*                                                                         900                31,779
Radian Group, Inc.                                                                                  800                42,016
Torchmark Corp.                                                                                     900                36,270
                                                                                                                     --------
                                                                                                                      510,559
                                                                                                                     --------
Media (2.13%)
Clear Channel Communications, Inc.*                                                                 600                30,660
Disney (Walt) Co. (The)                                                                           1,600                34,640
Liberty Media Corp. (Class A)*                                                                    4,000                44,040
Viacom, Inc. (Class B)*                                                                           1,900                94,145
                                                                                                                     --------
                                                                                                                      203,485
                                                                                                                     --------
Medical (10.04%)
Abbott Laboratories                                                                               2,000                90,720
Anthem, Inc.*                                                                                       500                35,950
HCA, Inc.                                                                                         1,000                48,350
Johnson & Johnson                                                                                 1,600                93,296
King Pharmaceuticals, Inc.*                                                                       1,200                30,312
Lincare Holdings, Inc.*                                                                             500                14,880

See notes to financial staements

                                                                                             NUMBER OF
ISSUER, DESCRIPTION                                                                            SHARES              VALUE
------------------------------------                                                       --------------     ----------------
Medical - Continued
Pfizer, Inc.                                                                                      7,100              $244,950
Pharmacia Corp.                                                                                   2,800               109,312
St. Jude Medical, Inc. *                                                                            300                23,970
Tenet Healthcare Corp.*                                                                           1,500               112,230
Trigon Healthcare, Inc.*                                                                            500                52,800
Universal Health Services, Inc. (Class B)*                                                          900                44,901
Wyeth                                                                                             1,100                58,322
                                                                                                                     --------
                                                                                                                      959,993
                                                                                                                     --------
Metal (0.33%)
Alcoa, Inc.                                                                                       1,000                31,800
                                                                                                                     --------
Mortgage Banking (1.13%)
Fannie Mae                                                                                        1,400               108,458
                                                                                                                     --------
Office (0.67%)
Avery Dennison Corp.                                                                                600                37,302
Reynolds & Reynolds Co. (The) (Class A)                                                             900                27,054
                                                                                                                     --------
                                                                                                                       64,356
                                                                                                                     --------
Oil & Gas (6.11%)
Baker Hughes, Inc.                                                                                  300                10,719
BP Plc., ADR (United Kingdom)                                                                     1,100                54,153
ChevronTexaco Corp.*                                                                                900                78,525
Conoco, Inc.                                                                                      2,600                69,160
El Paso Corp.                                                                                     1,700                37,910
EOG Resources, Inc.                                                                                 800                31,832
Exxon Mobil Corp.                                                                                 4,600               181,332
Halliburton Co.                                                                                   1,300                22,997
Royal Dutch Petroleum Co., ADR (Netherlands) #                                                    1,800                97,200
                                                                                                                     --------
                                                                                                                      583,828
                                                                                                                     --------
Retail (6.37%)
AutoZone, Inc.*                                                                                     400                33,180
Home Depot, Inc. (The)                                                                            3,100               120,373
Kohl's Corp.*                                                                                     1,400               103,362
Lowe's Cos., Inc.                                                                                 1,900                88,065
Penney (J. C.) Co., Inc.                                                                          2,400                55,992
RadioShack Corp.                                                                                    500                16,905
Target Corp.                                                                                        300                11,469
TJX Cos., Inc.                                                                                    1,800                37,944
Wal-Mart Stores, Inc. #                                                                           2,600               141,518
                                                                                                                     --------
                                                                                                                      608,808
                                                                                                                     --------

See notes to financial statements

                                                                                             NUMBER OF
ISSUER, DESCRIPTION                                                                            SHARES              VALUE
------------------------------------                                                       --------------     ----------------
Soap & Cleaning Preparations (0.56%)
Procter & Gamble Co. (The)                                                                          600              $ 53,604
                                                                                                                    ---------
Telecommunications (1.56%)
Scientific-Atlanta, Inc.                                                                          2,500                45,325
Verizon Communications, Inc.                                                                      2,500               103,700
                                                                                                                    ---------
                                                                                                                      149,025
                                                                                                                    ---------
Tobacco (1.64%)
Philip Morris Cos., Inc.                                                                          2,800               156,604
                                                                                                                    ---------
Transport (0.75%)
Burlington Northern Santa Fe Corp.                                                                2,500                71,975
                                                                                                                    ---------
Utilities (3.30%)
BellSouth Corp.                                                                                   3,000                98,640
Constellation Energy Group, Inc.                                                                  1,000                28,370
Entergy Corp.                                                                                     1,400                59,276
Mirant Corp.*                                                                                     2,800                23,100
NiSource, Inc.                                                                                    2,000                47,040
SBC Communications, Inc.                                                                          1,800                59,508
                                                                                                                    ---------
                                                                                                                      315,934
                                                                                                                    ---------
TOTAL COMMON STOCKS (71.26%)
(Cost $5,840,718)                                                                                                   6,814,328
                                                                                                                    ---------

                                                             INTEREST       CREDIT              PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                             RATE        RATING**          (000'S OMITTED)
------------------------------------                       ------------  ------------        ---------------
CORPORATE BONDS
Agricultural Operations (0.13%)
Cargill, Inc.,
  Note  06-01-12 (R)                                             6.375%       A+                    $12               $12,171
                                                                                                                    ---------
Automobiles / Trucks (0.09%)
Ford Motor Co.,
  Bond  10-01-28                                                 6.625       BBB+                    10                 8,719
                                                                                                                    ---------
Banks - United States (1.36%)
Bank of America Corp.,
  Sub Note  01-15-11#                                            7.400        A                      70                76,479
First Union Corp.,
  Note  11-01-04 #                                               6.950        A                      50                53,422
                                                                                                                    ---------
                                                                                                                      129,901
                                                                                                                    ---------

See notes to financial statements

                                                             INTEREST         CREDIT            PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                             RATE          RATING**        (000'S OMITTED)         VALUE
------------------------------------                       ------------    ------------      ---------------        ---------
Beverages (0.11%)
Coors Brewing Co.,
  Note  05-15-12 (R)                                             6.375%        BBB+                 $10               $10,173
                                                                                                                    ---------
Broker Services (0.98%)
Lehman Brothers Holdings, Inc.,
  Note  02-05-06                                                 6.625          A                    25                26,310
Morgan Stanley Dean Witter & Co.,
  Note  04-01-32                                                 7.250         AA-                   14                14,187
Salomon Inc.,
  Sr Note  02-01-04                                              7.200         AA-                   50                53,148
                                                                                                                    ---------
                                                                                                                       93,645
                                                                                                                    ---------
Chemicals (0.12%)
Valspar Corp.,
  Note  05-01-07                                                 6.000         BBB                   11                11,033
                                                                                                                    ---------
Finance (2.20%)
Ford Motor Credit Co.,
  Note  02-01-06                                                 6.875         BBB+                  15                15,473
General Electric Capital Corp.,
  Note Ser A  02-15-12                                           5.875         AAA                   50                49,306
General Motors Acceptance Corp,
  Bond  11-01-31                                                 8.000         BBB+                  14                14,838
Household Finance Corp.,
  Note  05-17-32                                                 7.625          A                    20                20,103
  Note  01-24-06                                                 6.500          A                    15                15,470
J.P. Morgan Chase & Co.,
  Note  08-15-06                                                 5.625         AA-                   55                56,537
Sears Roebuk Acceptance Corp.,
  Note  04-15-12                                                 6.700          A-                   15                15,332
Washington Mutual, Inc.,
  Sr Note  01-15-07                                              5.625         BBB+                  23                23,471
                                                                                                                    ---------
                                                                                                                      210,530
                                                                                                                    ---------
Food (0.50%)
H.J. Heinz Finance Co.,
  Gtd Note  03-15-12 (R)                                         6.000          A                    20                19,896
Kraft Foods, Inc.,
  Note  06-01-07                                                 5.250          A-                   28                28,300
                                                                                                                    ---------
                                                                                                                       48,196
                                                                                                                    ---------
Insurance (1.17%)
Principal Life Global,
  Note 02-15-12 (R)                                              6.250          AA                   13                13,010

See notes to financial staements

                                                               INTEREST        CREDIT          PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                               RATE          RATING**     (000'S OMITTED)        VALUE
------------------------------------                         ------------    ------------   ---------------   ----------------
Insurance - Continued
UnitedHealth Group, Inc.,
  Note  01-17-07 #                                               5.200%          A                $62                  $62,020
WellPoint Health Networks, Inc.,
  Note  01-15-12                                                 6.375           A-                37                   37,210
                                                                                                                    ----------
                                                                                                                       112,240
                                                                                                                    ----------
Machinery (0.10%)
Caterpillar, Inc.,
  Deb  09-15-09                                                  7.250           A+                 9                    9,795
                                                                                                                    ----------
Media (1.02%)
AOL Time Warner, Inc.,
  Note  05-01-12                                                 6.875          BBB+                7                    6,721
  Bond  05-01-32                                                 7.700          BBB+               10                    9,332
News America, Inc.,
  Sr Deb  04-08-28 (R)                                           7.125          BBB-               30                   26,840
Time Warner, Inc.,
  Gtd Deb  05-15-29                                              6.625          BBB+               17                   13,947
Viacom, Inc.,
  Note  05-01-07                                                 5.625           A-                40                   40,563
                                                                                                                    ----------
                                                                                                                        97,403
                                                                                                                    ----------
Medical (0.44%)
Tenet Healthcare Corp.,
  Sr Note  11-15-31 (R)                                          6.875          BBB                24                   23,212
Wyeth,
  Note  03-15-11 (R) #                                           6.700           A                 18                   18,978
                                                                                                                    ----------
                                                                                                                        42,190
                                                                                                                    ----------
Metal (0.15%)
Masco Corp.,
  Note  03-15-06                                                 6.750          BBB+               14                   14,697
                                                                                                                    ----------
Mortgage Banking (6.77%)
Bear Stearns Commercial Mortgage Securities, Inc.,
  Pass Thru Ctf Ser 2001-TOP2 Class A-1  02-15-35                6.080          AAA                48                   49,983
Chase Commercial Mortgage Securities Corp.,
  Pass Thru Ctf Ser 1997-1 Class A-2  06-19-29 #                 7.370          AAA               137                  147,213
Countrywide Home Loans,
  Note Ser J  08-01-06                                           5.500           A                 22                   22,386
Green Tree Financial Corp.,
  Pass Thru Ctf Ser 1996-8 Class A-6  10-15-27 #                 7.600          AAA               146                  153,423
LB-UBS Commercial Mortgage Trust,
  Pass Thru Ctf Ser 2000-C4 Class A-2  08-15-26                  7.370          AAA                50                   54,806

See notes to financial statements

                                                               INTEREST        CREDIT          PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                               RATE          RATING**     (000'S OMITTED)        VALUE
------------------------------------                         ------------    ------------   ---------------   ----------------
Mortgage Banking - Continued
Mortgage Capital Funding, Inc.,
  Pass Thru Ctf Ser 1996-MC2 Class A-1  02-20-04                 6.758%         AAA               $14                  $14,491
Residential Funding Mortgage Securities II, Inc.,
  Note Ser 2001-HI4 Class A-5  09-25-18 #                        5.940          AAA               200                  204,727
                                                                                                                    ----------
                                                                                                                       647,029
                                                                                                                    ----------
Oil & Gas (1.31%)
Anadarko Petroleum Corp.,
  Note  03-01-07                                                 5.375          BBB+               19                   19,084
Conoco Funding Co.,
  Gtd Note 10-15-06 #                                            5.450          BBB+               40                   40,778
Devon Energy Corp.,
  Deb  04-15-32 #                                                7.950          BBB                14                   15,085
Kerr-McGee Corp.,
  Gtd Note  09-15-11                                             6.875          BBB                17                   17,743
Kinder Morgan Energy Partners, L.P.,
  Bond  03-15-32                                                 7.750           A-                14                   14,738
Occidental Petroleum Corp.,
  Sr Note  01-15-12                                              6.750          BBB                17                   17,684
                                                                                                                    ----------
                                                                                                                       125,112
                                                                                                                    ----------
Paper & Paper Products (0.28%)
Norske Skogindustrier,
  Note 10-15-11 (R)                                              7.625          BBB                 7                    7,312
Temple-Inland, Inc.,
  Sr Note  05-01-12                                              7.875          BBB                19                   19,900
                                                                                                                    ----------
                                                                                                                        27,212
                                                                                                                    ----------
Retail (0.21%)
Federated Department Stores, Inc.,
  Sr Note  04-01-11                                              6.625          BBB+               20                   20,456
                                                                                                                    ----------
Telecommunications (0.73%)
BellSouth, Corp.,
  Note  10-15-06 #                                               5.000           A+                20                   20,095
Cingular Wireless,
  Note  12-15-11 (R)                                             6.500           A+                13                   12,716
SBC Communications, Inc.,
  Note  02-01-12                                                 5.875          AA-                13                   12,887
Verizon Global Funding Corp.,
  Note  12-01-05 (R)                                             6.750           A+                10                   10,414
Verizon Pennsylvania, Inc.,
  Note  11-15-11                                                 5.650           A+                14                   13,204
                                                                                                                    ----------
                                                                                                                        69,316
                                                                                                                    ----------

See notes to financial statements

                                                               INTEREST        CREDIT          PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                               RATE          RATING**     (000'S OMITTED)        VALUE
------------------------------------                         ------------    ------------   ---------------   ----------------
Textile (0.15%)
Mohawk Industries Inc.,
  Note  04-15-07 (R)                                            6.500%          BBB               $14                  $14,515
                                                                                                                    ----------
Tobacco (1.10%)
Philip Morris Cos., Inc.,
  Deb  10-15-03 #                                                8.250           A-                80                   84,921
R.J. Reynolds Tobacco Holdings, Inc.,
  Gtd Note  06-01-12                                             7.250          BBB-               20                   20,230
                                                                                                                    ----------
                                                                                                                       105,151
                                                                                                                    ----------
TOTAL CORPORATE BONDS (18.92%)
(Cost $1,754,244)                                                                                                    1,809,484
                                                                                                                    ----------
U.S. GOVERNMENT AND AGENCIES SECURITIES
Government - U.S. (3.99%)
United States Treasury,
  Bond  05-15-07                                                 4.375          AAA                44                   44,103
  Bond  02-15-29                                                 5.250          AAA                30                   27,753
  Bond  02-15-31 #                                               5.375          AAA               164                  157,515
  Note  11-15-06 #                                               3.500          AAA                18                   17,488
  Note  02-15-04                                                 4.750          AAA                40                   41,225
  Note  02-15-12 #                                               4.875          AAA                95                   93,634
                                                                                                                    ----------
                                                                                                                       381,718
                                                                                                                    ----------
Government - U.S. Agencies (19.16%)
Fannie Mae,
  Note  11-14-03 #                                               4.750          AAA                90                   92,352
  Note  06-15-09 #                                               6.375          AAA                75                   80,041
  Note  10-15-06 #                                               4.375          AAA                52                   51,780
  Note  05-15-03 #                                               4.625          AAA                52                   53,108
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf  08-01-16***                               6.500          AAA               250                  258,202
  30 Yr Pass Thru Ctf  06-01-29***                               7.000          AAA               446                  460,495
  30 Yr Pass Thru Ctf  06-01-29***                               7.500          AAA               200                  209,000
  30 Yr Pass Thru Ctf  06-16-29***                               6.000          AAA               110                  108,900
  30 Yr Pass Thru Ctf  06-01-30***                               8.000          AAA               150                  158,953
  30 Yr Pass Thru Ctf  06-01-30***                               6.500          AAA               354                  359,091
                                                                                                                    ----------
                                                                                                                     1,831,922
                                                                                                                    ----------
TOTAL U.S. GOVERNMENT AND AGENCIES SECURITIES (23.15%)
(Cost $2,189,983)                                                                                                    2,213,640
                                                                                                                    ----------

See notes to financial statements

                                                               INTEREST                     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                               RATE                    (000'S OMITTED)            VALUE
------------------------------------                         ------------                ---------------      ----------------
SHORT-TERM INVESTMENTS
(Cost $961,000)
Joint Repurchase Agreement (10.05%)
Investment in a joint repurchase agreement
  transaction with UBS Warburg, Inc. - Dated
  06-07-02, due 06-10-02 (Secured by U. S. Treasury
  Bonds 6.750% thru 11.250% due 02-15-15 thru 08-15-26
  and U. S. Treasury Inflation Indexed Bond 3.875% due
  04-15-29)                                                      1.67%                           $961                 $961,000
                                                                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS (10.05%)                                                                                  961,000
                                                                                                                    ----------
TOTAL INVESTMENTS (123.38%)                                                                                         11,798,452
                                                                                                                    ----------
OTHER ASSETS AND LIABILITIES, NET (23.38%)                                                                          (2,236,100)
                                                                                                                    ----------
TOTAL NET ASSETS (100.00%)                                                                                          $9,562,352
                                                                                                                    ===========

NOTES TO THE SCHEDULE OF INVESTMENTS

*    Non-income producing security.

** Credit ratings by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

*** These securities having an aggregate value of $1,554,641 or 16.26% of the Fund's net assets, have been purchased as a forward commitment - that is, the Fund has agreed on trade date, to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities is fixed at trade, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the the forward commitments.

# These securities, totaling the market value of $1,830,777 have been segregated to cover the forward commitments.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $169,237 or 1.77% of net assets as of June 7, 2002.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets assets of the Fund.

See notes to financial statements

John Hancock International Equity Fund
Schedule of Investments
June 7, 2002  (Unaudited)
--------------------------------------------------------

                                                                    NUMBER OF
ISSUER, DESCRIPTION                                                   SHARES       VALUE
-------------------                                                 ---------    --------
COMMON STOCKS
Australia (1.62%)
Commonwealth Bank of Australia (Banks - Foreign)                          600    $ 11,715
Woolworths Ltd. (Retail)                                                1,894      14,369
                                                                                 --------
                                                                                   26,084
                                                                                 --------

Canada (5.80%)
Alcan, Inc. (Metal)                                                       300      10,980
Magna International, Inc. (Class A) (Automobiles / Trucks)                200      13,590
Manulife Financial Corp. (Insurance)                                      300       8,772
PanCanadian Energy Corp. (Oil & Gas)                                      894      26,665
Petro-Canada (Oil & Gas)                                                  400      10,788
Talisman Energy, Inc. (Oil & Gas)                                         500      22,450
                                                                                 --------
                                                                                   93,245
                                                                                 --------

Finland (1.79%)
Nokia Oyj American Depositary Receipts (ADR) (Telecommunications)
Stora Enso Oyj (Paper & Paper Products)                                 1,400      20,178
                                                                                 --------
                                                                                   28,788
                                                                                 --------

France (8.85%)
Aventis SA (Medical)                                                      200      12,976
Axa SA (Insurance)                                                        400       7,459
BNP Paribas SA (Banks - Foreign)                                          370      19,914
European Aeronautic Defence & Space Co. (Aerospace)                       900      14,256
LVMH Moet Hennessy-Louis Vuitton SA (Beverages)                           100       4,962
PSA Peugeot Citroen SA (Automobiles / Trucks)                             100       5,193
Renault SA (Automobiles / Trucks)                                         100       4,677
Sanofi-Synthelabo SA (Medical)                                            300      16,671
Societe Generale SA (Banks - Foreign)                                     100       6,479
Societe Television Francaise 1 SA (Media)                                 500      14,342
TotalFinaElf SA (Oil & Gas)                                               189      28,187
Wanadoo SA* (Computers)                                                 1,600       7,334
                                                                                 --------
                                                                                  142,450
                                                                                 --------

Germany (4.87%)
BASF AG (Chemicals)                                                       200       8,808
Bayerische Motoren Werke AG (Automobiles / Trucks)                        400      16,762
Degussa AG (Chemicals)                                                    300      10,122
E.On AG (Utilities)                                                       400      20,641
SAP AG (ADR) (Computers)                                                  400      10,532
Schering AG (Medical)                                                     200      11,454
                                                                                 --------
                                                                                   78,319
                                                                                 --------

Greece (0.73%)
Hellenic Telecommunications Organization SA (Telecommunications)          700      11,736
                                                                                 --------

Hong Kong (2.66%)
CLP Holdings Ltd. (Utilities)                                           4,500      18,693
Sun Hung Kai Properties, Ltd. (Real Estate Operations)                  3,000      24,135
                                                                                 --------
                                                                                   42,828
                                                                                 --------

See notes to financial statements

                                                                    NUMBER OF
ISSUER, DESCRIPTION                                                   SHARES       VALUE
-------------------                                                 ---------    --------
Ireland (2.89%)
Bank of Ireland (Banks - Foreign)                                       2,500    $ 32,724
CRH Plc (Building)                                                        800      13,836
                                                                                 --------
                                                                                   46,560
                                                                                 --------

Israel (0.78%)
Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                       200      12,628
                                                                                 --------

Italy (6.34%)
IntesaBci SpA (Banks - Foreign)                                         4,800      14,562
ENI SpA (Oil & Gas)                                                     1,700      25,224
Finmeccanica SpA* (Aerospace)                                          12,500       8,612
Luxottica Group SpA (ADR) (Medical)                                       600      11,700
Mediaset SpA (Media)                                                    1,100       8,774
Riunione Adriatica di Sicurta SpA (Insurance)                           1,616      19,366
UniCredito Italiano SpA (Banks - Foreign)                               3,200      13,821
                                                                                 --------
                                                                                  102,059
                                                                                 --------

Japan (17.25%)
Asahi Glass Co., Ltd. (Building)                                        1,000       6,693
Dai Nippon Printing Co., Ltd. (Printing - Commercial)                   1,000      12,994
Daiwa Securities Group, Inc. (Finance)                                  2,000      14,607
Fanuc Ltd. (Electronics)                                                  200      10,369
Hoya Corp. (Electronics)                                                  400      29,567
Japan Airlines Co., Ltd.* (Transport)                                   4,000      11,685
Keyence Corp. (Electronics)                                               100      20,738
Mitsubishi Estate Co., Ltd. (Real Estate Operations)                    2,000      17,239
Nippon Television Network Corp. (Media)                                    40       9,213
Nippon Unipac Holding (Paper & Paper Products)                              3      17,456
Nissan Motor Co., Ltd. (Automobiles / Trucks)                           2,000      14,254
NTT DoCoMo, Inc. (Telecommunications)                                       5      12,881
Rohm Co., Ltd. (Electronics)                                              100      15,064
Shin-Etsu Chemical Co., Ltd. (Chemicals)                                  300      12,039
SMC Corp. (Machinery)                                                     200      23,868
Sony Corp. (Electronics)                                                  300      16,637
Tokyo Electron Ltd. (Electronics)                                         100       6,445
Tokyo Gas Co., Ltd. (Utilities)                                         5,000      13,443
Toshiba Corp.* (Electronics)                                            3,000      12,327
                                                                                 --------
                                                                                  277,519
                                                                                 --------

Luxembourg (0.79%)
Arcelor SA* (Steel)                                                       900      12,759
                                                                                 --------

Netherlands (1.52%)
ABN AMRO Holding NV (Banks - Foreign)                                     600      10,916
ASML Holding NV* (Electronics)                                            800      13,526
                                                                                 --------
                                                                                   24,442
                                                                                 --------

Norway (1.14%)
Statoil ASA (Oil & Gas)                                                 1,000       8,312
Telenor ASA (Telecommunications)                                        2,800      10,020
                                                                                 --------
                                                                                   18,332
                                                                                 --------

See notes to financial statements

                                                                    NUMBER OF
ISSUER, DESCRIPTION                                                   SHARES      VALUE
-------------------                                                 ---------   ---------
Singapore (1.97%)
Flextronics International Ltd.* (Electronics)                             500   $   4,665
Singapore Press Holdings Ltd. (Printing - Commercial)                   1,000      11,456
United Overseas Bank Ltd. (Banks - Foreign)                             2,000      15,536
                                                                                ---------
                                                                                   31,657
                                                                                ---------

South Korea (1.81%)
Hyundai Motor Co., Ltd. (Automobiles / Trucks)                            470      15,319
Samsung Electronics, Ltd.* Global Depositary Receipts
  (Electronics) (R)                                                       100      13,825
                                                                                ---------
                                                                                   29,144
                                                                                ---------

Spain (3.81%)
Banco Bilbao Vizcaya Argentaria SA (Banks - Foreign)                    1,477      17,184
Banco Popular Espanol SA (Banks - Foreign)                                500      21,449
Inditex SA* (Retail)                                                      600      12,441
Telefonica SA* (Telecommunications)                                     1,100      10,240
                                                                                ---------
                                                                                   61,314
                                                                                ---------

Sweden (1.62%)
Atlas Copco AB (Machinery)                                                400       9,393
Skandinaviska Enskilda Banken AB (Banks - Foreign)                      1,700      16,734
                                                                                ---------
                                                                                   26,127
                                                                                ---------

Switzerland (5.61%)
Adecco SA (Business Services - Misc)                                      120       7,180
Converium Holding AG* (Insurance)                                         200      11,052
Credit Suisse Group (Banks - Foreign)                                     300      10,403
Nestle SA* (Food)                                                         100      23,868
Novartis AG (Medical)                                                     400      16,251
Syngenta AG* (Chemicals)                                                  100       6,253
UBS AG (Banks - Foreign)                                                  300      15,208
                                                                                ---------
                                                                                   90,215
                                                                                ---------

Taiwan (0.43%)
United Microelectronics Corp.* (ADR) (Electronics)                        900       6,975
                                                                                ---------

Turkey (0.40%)
Turkiye Is Bankasi* (Banks - Foreign)                               1,657,000       6,467
                                                                                ---------

United Kingdom (18.33%)
Anglo American Plc (Metal)                                                100       1,783
AstraZeneca Plc (Medical)                                                 200       8,208
BAA Plc (Transport)                                                     1,800      16,496
BAE Systems Plc (Aerospace)                                             2,000      10,954
BG Group Plc (Oil & Gas)                                                2,400      10,200
BHP Billiton Plc (Metal)                                                1,500       8,297
British Airways Plc* (ADR) (Transport)                                    400      11,740
British American Tobacco Plc (Tobacco)                                  1,600      18,589
British Sky Broadcasting Group Plc* (Media)                               700       7,259
Centrica Plc (Utilities)                                                6,910      21,294
Compass Group Plc (Food)                                                1,800      11,094
Corus Group Plc* (Steel)                                                8,100      10,470
Diageo Plc (Beverages)                                                  1,600      20,143
Exel Plc (Transport)                                                      700       8,976
Granada Plc (Media)                                                     4,600       8,599

See notes to financial statements

                                                                   NUMBER OF
ISSUER, DESCRIPTION                                                  SHARES       VALUE
-------------------                                                ---------    ---------
United Kingdom - Continued
HSBC Holdings Plc (Banks - Foreign)                                    1,000    $  11,932
Lloyds TSB Group Plc (Banks - Foreign)                                 1,800       18,823
Man Group Plc (Finance)                                                  700       10,050
National Grid Group Plc (Utilities)                                    1,600       11,637
Rentokil Initial Plc (Diversified Operations)                          2,600       10,490
Royal Bank of Scotland Group Plc (Banks - Foreign)                     1,011       29,280
Tesco Plc (Retail)                                                     4,900       18,481
WPP Group Plc (Advertising)                                            1,000       10,107
                                                                                ---------
                                                                                  294,902
                                                                                ---------

United States (2.02%)
GlobalSantaFe Corp. (Oil & Gas)                                          600       18,660
Transocean, Inc. (Oil & Gas)                                             400       13,804
                                                                                ---------
                                                                                   32,464
                                                                                ---------

TOTAL COMMON STOCKS (93.03%)
(Cost $1,435,153)                                                               1,497,014
                                                                                ---------

UNITS
Switzerland (0.55%)
Compagnie Financiere Richemont AG* (Retail)                              372        8,819
                                                                                ---------

TOTAL UNITS (0.55%)
(Cost $8,749)                                                                       8,819
                                                                                ---------

WARRANTS
United Kingdom (0.41%)
Infosys Technology Ltd.* (Computers)                                     100        6,619
                                                                                ---------

TOTAL WARRANTS (0.41%)
(Cost $6,060)                                                                       6,619
                                                                                ---------

TOTAL COMMON STOCKS, UNITS AND WARRANTS (93.99%)
(Cost $1,449,962)                                                               1,512,452
                                                                                ---------

                                                      INTEREST   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                      RATE   (000'S OMITTED)
----------------------------------                      ----   ---------------
SHORT-TERM INVESTMENTS
(cost $114,000)
Joint Repurchase Agreement (7.08%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 06-07-02,
due 06-10-02 (Secured by U.S. Treasury Bonds
6.750% thru 11.250% due 02-15-15 thru 08-15-26
and U.S. Treasury Inflation Indexed Bond 3.875%
due 4-15-29)                                            1.67%      $114           114,000
                                                                              -----------

TOTAL SHORT-TERM INVESTMENTS (7.08%)                                              114,000
                                                                              -----------

TOTAL INVESTMENTS (101.07%)                                                     1,626,452
                                                                              -----------

OTHER ASSETS AND LIABILITIES, NET (1.07%)                                         (17,178)
                                                                              -----------

TOTAL NET ASSETS (100.00%)                                                    $ 1,609,274
                                                                              ===========

See notes to financial statements

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,825 as of June 7, 2002

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's Investments at June 7, 2002 assigned to the various investment categories.

                                                                   VALUE
                                                               OF SECURITIES
                                                              AS A PERCENTAGE
INVESTMENT CATEGORIES                                          OF NET ASSETS
---------------------                                         ---------------
Advertising                                                        0.63%
Aerospace                                                          2.10
Automobiles/ Trucks                                                4.34
Banks - Foreign                                                   16.97
Beverages                                                          1.56
Building                                                           1.28
Business Services-Misc                                             0.45
Chemicals                                                          2.31
Computers                                                          1.52
Diversified Operations                                             0.65
Electronics                                                        9.33
Finance                                                            1.53
Food                                                               2.17
Insurance                                                          2.90
Machinery                                                          2.07
Media                                                              2.99
Medical                                                            5.59
Metal                                                              1.31
Oil & Gas                                                         10.21
Paper & Paper Products                                             2.34
Printing-Commercial                                                1.52
Real Estate Operations                                             2.57
Retail                                                             3.36
Steel                                                              1.44
Telecommunications                                                 3.32
Tobacco                                                            1.16
Transport                                                          3.04
Utilities                                                          5.33
Short-Term Investments                                             7.08
                                                                 ------
          TOTAL INVESTMENTS                                      101.07%
                                                                 ======

See notes to financial statements

John Hancock Medium Capitalization Growth Fund
Schedule of Investments
June 7, 2002 (Unaudited)
----------------------------------------------

                                                        NUMBER OF
ISSUER, DESCRIPTION                                       SHARES          VALUE
-------------------                                     ---------       --------
COMMON STOCKS
Advertising (2.25%)
Interpublic Group of Cos., Inc. (The)                      2,235        $ 68,167
TMP Worldwide, Inc.*                                         950          24,254
                                                                        --------
                                                                          92,421
                                                                        --------

Banks - United States (1.34%)
Commerce Bancorp, Inc.                                     1,218          54,956
                                                                        --------
Broker Services (4.49%)
Legg Mason, Inc.                                           1,950         103,428
Lehman Brothers Holdings, Inc.                             1,343          80,808
                                                                        --------
                                                                         184,236
                                                                        --------

Building (1.73%)
Masco Corp.                                                2,700          71,037
                                                                        --------
Business Services - Misc (5.49%)
Corporate Executive Board Co. (The)*                       2,400          85,368
Paychex, Inc.                                              1,800          62,118
Robert Half International, Inc.                            3,299          77,527
                                                                        --------
                                                                         225,013
                                                                        --------

Chemicals (5.48%)
Cabot Microelectronics Corp.*                              1,500          68,025
Ecolab, Inc.                                               1,502          69,092
Praxair, Inc.                                              1,616          87,506
                                                                        --------
                                                                         224,623
                                                                        --------

Computers (5.65%)
Adobe Systems, Inc.                                        2,250          80,730
BISYS Group, Inc. (The)*                                     716          25,332
Emulex Corp.*                                                850          25,426
Fiserv, Inc.*                                              2,000          83,780
Retek, Inc.*                                                 750          16,283
                                                                        --------
                                                                         231,551
                                                                        --------
Diversified Operations (1.39%)
Johnson Controls, Inc.                                       682          56,817
                                                                        --------

E-Commerce/Services (1.52%)
eBay, Inc.*                                                1,100          62,337
                                                                        --------

See notes to financial statements

                                                          NUMBER OF
ISSUER, DESCRIPTION                                         SHARES        VALUE
-------------------                                       ---------     --------
Electronics (9.15%)
Lam Research Corp.*                                          3,000      $ 63,420
Microchip Technology, Inc.*                                  3,750       111,488
Novellus Systems, Inc.*                                      1,350        54,000
Rockwell Collins, Inc.                                       2,721        66,665
Semtech Corp.*                                               2,600        79,690
                                                                        --------
                                                                         375,263
                                                                        --------

Engineering / R&D Services (1.55%)
Jacobs Engineering Group, Inc.                               1,699        63,679
                                                                        --------
Finance (8.74%)
Affiliated Managers Group, Inc.*                             1,032        68,783
ChoicePoint, Inc.*                                           2,160        98,302
Eaton Vance Corp.                                            1,904        65,707
iShares S&P MidCap 400/BARRA Growth Index Fund               1,161       125,353
                                                                        --------
                                                                         358,145
                                                                        --------

Household (3.70%)
Mohawk Industries, Inc.*                                     1,085        68,301
Newell Rubbermaid, Inc.                                      2,462        83,486
                                                                        --------
                                                                         151,787
                                                                        --------

Instruments - Scientific (1.63%)
Millipore Corp.*                                             1,797        66,884
                                                                        --------
Leisure (2.13%)
Hilton Hotels Corp.                                          1,500        20,685
Starwood Hotels & Resorts Worldwide, Inc.                    1,970        66,645
                                                                        --------
                                                                          87,330
                                                                        --------

Manufacturing (3.51%)
Danaher Corp.                                                2,066       143,711
                                                                        --------
Media (1.40%)
Univision Communications, Inc. (Class A)*                    1,474        57,471
                                                                        --------
Medical (16.63%)
Accredo Health, Inc.*                                        1,350        69,106
Gilead Sciences, Inc.*                                       2,600        83,174
Guidant Corp.*                                               1,607        58,977
IDEC Pharmaceuticals Corp.*                                  1,200        45,888
Quest Diagnostics, Inc.*                                     1,134       103,115
Smith & Nephew Plc (United Kingdom)                              1             5
St. Jude Medical, Inc.                                       1,366       109,143
Varian Medical Systems, Inc.                                 2,800       123,396
Zimmer Holdings, Inc.*                                       2,601        89,136
                                                                        --------
                                                                         681,940
                                                                        --------

See notes to financial statements

                                                        NUMBER OF
ISSUER, DESCRIPTION                                       SHARES          VALUE
-------------------                                     ---------       --------
Oil & Gas (6.74%)
BJ Services Co.*                                          2,219        $  78,664
ENSCO International, Inc.                                 2,761           82,885
GlobalSantaFe Corp.                                       1,976           61,454
Weatherford International, Inc.*                          1,123           53,477
                                                                       ---------
                                                                         276,480
                                                                       ---------
Retail (4.32%)
American Eagle Outfitters, Inc.*                          1,450           33,118
CDW Computer Centers, Inc.*                               1,650           81,163
TJX Cos., Inc.                                            2,972           62,650
                                                                       ---------
                                                                         176,931
                                                                       ---------
Schools / Education (1.59%)
Apollo Group, Inc. (Class A)*                             1,875           65,269
                                                                       ---------

Telecommunications (1.87%)
Sprint Corp. (PCS Group)*                                 5,500           41,030
West Corp.*                                               1,500           35,700
                                                                       ---------
                                                                          76,730
                                                                       ---------
Toys (2.19%)
Mattel, Inc.                                              4,233           89,824
                                                                       ---------

Transport (1.48%)
Navistar International Corp.                              1,740           60,691
                                                                       ---------

TOTAL COMMON STOCKS (95.97%)
(Cost $3,814,176)                                                      3,935,126
                                                                       ---------

                                                         PAR VALUE
                                              INTEREST    (000'S
ISSUER, DESCRIPTION, MATURITY DATE              RATE      OMITTED)
----------------------------------            --------    --------
SHORT-TERM INVESTMENTS
(Cost $172,000)
Joint Repurchase Agreement (4.20%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
06-07-02, due 06-10-02 (Secured by U.S.
Treasury Bonds, 6.750% thru 11.250% due
02-15-15 thru 08-15-26 and U.S. Treasury
Inflation Indexed Bond, 3.875% due 04-15-29)   1.67%         $172        172,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS (4.20%)                                     172,000
                                                                     -----------

TOTAL INVESTMENTS (100.17%)                                            4,107,126
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET (0.17%)                                 (6,897)
                                                                     -----------

TOTAL NET ASSETS (100.00%)                                           $ 4,100,229
                                                                     ===========

See notes financial statements

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

John Hancock Funds - Institutional Series Trust

Statements of Assets and Liabilities                                             INDEPENDENCE                            MEDIUM
                                                                   ACTIVE          BALANCED        INTERNATIONAL     CAPITALIZATION
Final Report - June 7, 2001*  (Unaudited)                         BOND FUND          FUND           EQUITY FUND        GROWTH FUND
---------------------------------------------------------------------------      ------------      -------------     --------------
ASSETS
Investments at value (cost - $8,461,200, $10,745,945,
   $1,563,962 and $3,986,176, respectively)                      $8,536,970       $11,798,452        $1,626,452        $4,107,126
Cash                                                                     61               422               907               957
Foreign cash at value (cost - none, none, $230
   and none, respectively)                                               --                --               230                --
Receivable for investments sold                                     205,318                --                --                --
Dividends and interest receivable                                   130,746            42,567             7,867             1,308
Receivable from affiliates                                           14,216            10,168               739             6,728
Other assets                                                            776             7,198             1,229             3,673
                                                                -----------       -----------       -----------       -----------
                   Total assets                                   8,888,087        11,858,807         1,637,424         4,119,792
                   --------------------------------------------------------       -----------       -----------       -----------

LIABILITIES
Payable for investments purchased                                   562,920         1,553,096                --                --
Payable for shares repurchased                                           --           728,023                --                --
Payable for forward foreign currency exchange contracts                  --                --               129                --
Other payables and accrued expenses                                  15,304            15,336            28,021            19,563
                                                                -----------       -----------       -----------       -----------
                   Total liabilities                                578,224         2,296,455            28,150            19,563
                   --------------------------------------------------------       -----------       -----------       -----------

NET ASSETS
Capital paid-in                                                   8,315,890         8,567,161         4,097,285         6,599,848
Accumulated net realized loss on investments and
   foreign currency transactions                                    (81,491)          (53,777)       (2,549,590)       (2,618,413)
Net unrealized appreciation of investments and
   translation of assets and liabilities in
   foreign currencies                                                75,770         1,052,507            62,218           120,950
Distributions in excess of net investment income,
   accumulated net investment loss                                     (306)           (3,539)             (639)           (2,156)
                                                                -----------       -----------       -----------       -----------
                   Net assets                                    $8,309,863        $9,562,352        $1,609,274        $4,100,229
                   ========================================================       ===========       ===========       ===========

NET ASSET VALUE PER SHARE
Based on 969,603, 1,148,128,  252,120 and 658,516, shares,
   respectively, of beneficial interest outstanding -
   unlimited number of shares authorized with no par value            $8.57             $8.33             $6.38             $6.23
                                                                ===========       ===========       ===========       ===========

* The net assets of Active Bond Fund, Independence Balanced Fund, International Equity Fund and Medium Capitalization Growth Fund (each a "Fund," collectively, the "Funds") were merged into the John Hancock Bond Fund, John Hancock Balanced Fund, John Hancock International Fund, and John Hancock Mid Cap Growth Fund, respectively, as of the close of business on June 7, 2002, and the Funds were subsequently terminated. The Statements of Assets and Liabilities reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.

See notes to financial statements.

John Hancock Funds - Institutional Series Trust

Statements of Operations                                                          INDEPENDENCE                        MEDIUM
                                                                         ACTIVE     BALANCED      INTERNATIONAL   CAPITALIZATION
Period from March 1, 2002 to June 7, 2002*  (Unaudited)                BOND FUND      FUND         EQUITY FUND      GROWTH FUND
--------------------------------------------------------------------------------  ------------    -------------   --------------
INVESTMENT INCOME
Interest                                                               $138,297       $50,998          $529              $337
Dividends (net of foreign withholding tax of none, $425, $1,579,
   and none, respectively)                                                   11        29,489        12,520             3,761
                                                                       --------    ----------       -------         ---------
                Total investment income                                 138,308        80,487        13,049             4,098
                ---------------------------------------------------------------    ----------       -------         ---------

EXPENSES
Investment management fee                                                11,206        23,420         4,115             9,989
Custodian fee                                                            15,700         9,176        11,000             4,853
Registration and filing fee                                               5,826         4,390         5,865             7,692
Auditing fee                                                              2,100         2,100         2,100             2,100
Transfer agent fee                                                        1,121         9,348           229             2,551
Accounting and legal services fee                                           438           708            89               264
Printing                                                                    234           184           233             2,684
Miscellaneous                                                               102           614            --               597
Legal fees                                                                   50            47             7                19
Trustees' fee                                                                29            52             5                 7
                                                                       --------    ----------       -------         ---------
                Total expenses                                           36,806        50,039        23,643            30,756
                Less expense reductions                                 (23,359)      (19,928)      (19,072)          (19,518)
                ---------------------------------------------------------------    ----------       -------         ---------
                Net expenses                                             13,447        30,111         4,571            11,238
                ---------------------------------------------------------------    ----------       -------         ---------
                Net investment income (loss)                            124,861        50,376         8,478            (7,140)
                ---------------------------------------------------------------    ----------       -------         ---------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
    Investments                                                          (8,999)      638,625       (18,674)           28,894
    Foreign currency transactions                                            --            --        (6,063)               --
    Change in net unrealized appreciation (depreciation) of:
    Investments                                                         (66,259)   (1,008,894)       56,084          (138,855)
    Translation of assets and liabilities in foreign currencies              --            --           379                --
                                                                       --------    ----------       -------         ---------
                Net realized and unrealized gain (loss)                 (75,258)     (370,269)       31,726          (109,961)
                ---------------------------------------------------------------    ----------       -------         ---------
                Increase (decrease) in net assets from operations       $49,603     ($319,893)      $40,204         ($117,101)
                ===============================================================    ==========       =======         =========

* The net assets of Active Bond Fund, Independence Balanced Fund, International Equity Fund and Medium Capitalization Growth Fund (each a "Fund," collectively, the "Funds") were merged into the John Hancock Bond Fund, John Hancock Balanced Fund, John Hancock International Fund, and John Hancock Mid Cap Growth Fund, respectively, as of the close of business on June 7, 2002, and the Funds were subsequently terminated. The Statements of Operations reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.

See notes to financial statements.

John Hancock Funds - Institutional Series Trust

Statements of Changes in Net Assets                              ACTIVE BOND FUND               INDEPENDENCE BALANCED FUND
                                                          -------------------------------     -------------------------------
                                                                           PERIOD FROM                           PERIOD FROM
                                                           YEAR ENDED      MARCH 1, 2002       YEAR ENDED       MARCH 1, 2002
                                                          FEBRUARY 28,   TO JUNE 7, 2002*     FEBRUARY 28,    TO JUNE 7, 2002*
                                                              2002          (UNAUDITED)           2002           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income (loss)                                 $484,813         $124,861           $529,139           $50,376
Net realized gain (loss)                                      116,895           (8,999)            42,923           638,625
Change in net unrealized appreciation (depreciation)          (44,829)         (66,259)        (1,276,337)       (1,008,894)
                                                          -------------------------------     -------------------------------
Net increase (decrease) in net assets resulting
from operations                                               556,879           49,603           (704,275)         (319,893)
                                                          -------------------------------     -------------------------------

Distributions to shareholders
From net investment income                                   (510,265)        (133,701)          (639,523)          (87,083)
From net realized gain                                             --               --                 --          (390,791)
                                                          -------------------------------     -------------------------------
Total distributions to shareholders                          (510,265)        (133,701)          (639,523)         (477,874)
                                                          -------------------------------     -------------------------------

From fund share transactions
Shares sold                                                 3,491,820          437,781          5,620,360           513,109
Distributions reinvested                                      482,358          135,043            639,284           477,874
Shares repurchased                                         (2,480,771)        (524,097)       (25,504,097)       (5,679,235)
                                                          -------------------------------     -------------------------------
Net increase (decrease)                                     1,493,407           48,727        (19,244,453)       (4,688,252)
                                                          -------------------------------     -------------------------------

Net assets
Beginning of period                                         6,805,213        8,345,234         35,636,622        15,048,371
End of period **                                           $8,345,234       $8,309,863        $15,048,371        $9,562,352
                                                          ===============================     ===============================

ANALYSIS OF FUND SHARE TRANSACTIONS
Shares sold                                                   405,547           51,240            610,275            56,259
Distributions reinvested                                       55,831           15,770             70,564            56,601
Shares repurchased                                           (287,381)         (61,548)        (2,764,968)         (625,712)
                                                          -------------------------------     -------------------------------
Net increase (decrease)                                       173,997            5,462         (2,084,129)         (512,852)
                                                          ===============================     ===============================

                                                                                                 MEDIUM CAPITALIZATION
Statements of Changes in Net Assets                          INTERNATIONAL EQUITY FUND                GROWTH FUND
                                                          --------------------------------   --------------------------------
                                                                             PERIOD FROM                       PERIOD FROM
                                                           YEAR ENDED       MARCH 1, 2002     YEAR ENDED      MARCH 1, 2002
                                                          FEBRUARY 28,    TO JUNE 7, 2002*   FEBRUARY 28,    TO JUNE 7, 2002*
                                                              2002           (UNAUDITED)         2002           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income (loss)                                  $34,746           $8,478          ($44,535)         ($7,140)
Net realized gain (loss)                                   (1,459,708)         (24,737)       (2,446,432)          28,894
Change in net unrealized appreciation (depreciation)          177,361           56,463             3,296         (138,855)
                                                          --------------------------------   --------------------------------
Net increase (decrease) in net assets resulting
from operations                                            (1,247,601)          40,204        (2,487,671)        (117,101)
                                                          --------------------------------   --------------------------------

Distributions to shareholders
From net investment income                                    (25,035)          (2,312)               --               --
From net realized gain                                             --               --          (801,052)              --
                                                          --------------------------------   --------------------------------
Total distributions to shareholders                           (25,035)          (2,312)         (801,052)              --
                                                          --------------------------------   --------------------------------

From fund share transactions
Shares sold                                                 1,104,660          137,473         2,727,405          256,320
Distributions reinvested                                       25,035               --           787,355               --
Shares repurchased                                         (4,163,106)        (119,436)       (7,026,926)        (736,954)
                                                          --------------------------------   --------------------------------
Net increase (decrease)                                    (3,033,411)          18,037        (3,512,166)        (480,634)
                                                          --------------------------------   --------------------------------

Net assets
Beginning of period                                         5,859,392        1,553,345        11,498,853        4,697,964
End of period **                                           $1,553,345       $1,609,274        $4,697,964       $4,100,229
                                                          ================================   ================================

ANALYSIS OF FUND SHARE TRANSACTIONS
Shares sold                                                   149,023           20,954           321,683           38,665
Distributions reinvested                                        3,893               --           113,944               --
Shares repurchased                                           (615,675)         (18,278)         (825,552)        (111,197)
                                                          --------------------------------   --------------------------------
Net increase (decrease)                                      (462,759)           2,676          (389,925)         (72,532)
                                                          ================================   ================================

* The net assets of Active Bond Fund, Independence Balanced Fund, International Equity Fund and Medium Capitalization Growth Fund (each a "Fund," collectively, the "Funds") were merged into the John Hancock Bond Fund, John Hancock Balanced Fund, John Hancock International Fund, and John Hancock Mid Cap Growth Fund, respectively, as of the close of business on June 7, 2002, and the Funds were subsequently terminated. The Statements of Changes in Net Assets reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.

** Includes undistributed (distributions in excess of) net investment income (accumulated net investment loss) of ($1,708), ($306), $32,021, ($3,539),
($830), ($639), ($2,156) and ($2,156), respectively.

See notes to financial statements.

John Hancock Funds - Active Bond Fund
Financial Highlights

                                                                                  YEAR ENDED                           PERIOD ENDED
                                                           ------------------------------------------------------------------------
                                                           2/28/98     2/28/99     2/29/00     2/28/01   2/28/02 (1)    6/7/02 (1)
                                                                                                                       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $8.54       $8.83       $8.59       $8.14       $8.61         $8.66
Net investment income (2)                                    0.59        0.56        0.58        0.56        0.49          0.13
Net realized and unrealized gain (loss) on investments       0.34       (0.02)      (0.43)       0.47        0.08         (0.08)
Total from investment operations                             0.93        0.54        0.15        1.03        0.57          0.05
Less distributions:
From net investment income                                  (0.59)      (0.56)      (0.58)      (0.56)      (0.52)        (0.14)
In excess of net investment income                             --(3)       --(3)       --(3)       --          --            --
From net realized gain                                      (0.05)      (0.22)      (0.02)         --          --            --
                                                            (0.64)      (0.78)      (0.60)      (0.56)      (0.52)        (0.14)
Net asset value, end of period                              $8.83       $8.59       $8.14       $8.61       $8.66         $8.57(4)
Total return (5,6)%                                         11.25        6.24        1.83       13.11        6.84          0.57(7)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $5          $6          $4          $7          $8            $8
Ratio of expenses to average net assets %                    0.60        0.60        0.60        0.60        0.60          0.60(8)
Ratio of adjusted expenses to average net assets (9) %       2.64        2.33        2.93        2.03        1.49          1.64(8)
Ratio of net investment income to average net assets %       6.78        6.36        6.88        6.74        5.73          5.57(8)
Portfolio turnover %                                          230         356         301         327         338            69

(1) As required, effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended February 28, 2002 was to decrease net investment income per share by less than $0.03, increase net realized and unrealized gains per share by less than $0.03, and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 6.06%. The effect of this change on per share amounts for the period ended June 7, 2002 was to decrease net investment income per share by $ 0.01 , decrease net realized and unrealized losses per share by $ 0.01, and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 5.97%. Per share ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in position.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to John Hancock Bond Fund and the termination of the Fund. See Note A to financial statements.
(5) Total investment return assumes dividend reinvestment.
(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized
(8) Annualized
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - Independence Balanced

Financial Highlights

                                                                    YEAR ENDED                             PERIOD ENDED
                                              -------------------------------------------------------------------------
                                              2/28/98    2/28/99     2/29/00     2/28/01    2/28/02 (1)     6/7/02 (1)
                                                                                                           (unaudited)
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $9.94      $11.42      $11.99      $11.12       $9.52          $9.06
Net investment income (2)                        038        0.26        0.27        0.28        0.18           0.04
Net realized and unrealized gain
  (loss) on investments                         1.60        1.37       (0.02)       0.10       (0.43)         (0.37)
Total from investment operations                1.98        1.63        0.25        0.38       (0.25)         (0.33)
Less distributions:
From net investment income                     (0.35)      (0.29)      (0.28)      (0.30)      (0.21)         (0.07)
From net realized gain                         (0.15)      (0.77)      (0.84)      (1.68)         --          (0.33)
                                               (0.50)      (1.06)      (1.12)      (1.98)      (0.21)         (0.40)
Net asset value, end of period                $11.42      $11.99      $11.12       $9.52       $9.06          $8.33(3)
Total return (4,5)%                            20.44       14.50        1.83        3.13       (2.65)         (3.73)(6)
-----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $77         $83         $61         $36         $15            $10
Ratio of expenses to average net assets %       0.90        0.90        0.90        0.90        0.90           0.90(7)
Ratio of adjusted expenses to average
  net assets (8) %                              1.06        0.95        0.96        0.91        1.08           1.50(7)
Ratio of net investment income to average
  net assets %                                  3.52        2.26        2.26        2.51        1.87           1.54(7)
Portfolio turnover %                             224         158         268         261         202             70

(1) As required, effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended February 28, 2002 was to decrease net investment income per share by less than $0.01, decrease net realized and unrealized losses per share by less than $0.01, and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 1.89%. The change had no effect on per share amounts for the period ended June 7, 2002, and, had the Fund not made these changes to amortization, the annualized ratio of net investment income to average net assets would have been 1.57%. Per share ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in position.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to John Hancock Balanced Fund and the termination of the Fund. See Note A to financial statements.
(4) Total investment return assumes dividend reinvestment.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized
(7) Annualized
(8) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - International Equity Fund

Financial Highlights

                                                                    YEAR ENDED                            PERIOD ENDED
                                              ------------------------------------------------------------------------
                                              02/28/98    02/28/99   02/29/00    02/28/01     02/28/02       06/7/02
                                                                                                           (unaudited)
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $9.35       $9.63      $10.18      $13.33       $8.23          $6.23
Net investment income (1)                       0.06        0.07        0.07        0.04        0.06           0.03
Net realized and unrealized gain
  (loss) on investments                         0.23        0.59        3.83       (4.63)      (1.97)          0.13
Total from investment operations                0.29        0.66        3.90       (4.59)      (1.91)          0.16
Less distributions:
From net investment income                     (0.01)      (0.07)      (0.07)      (0.04)      (0.09)         (0.01)
In excess of net investment income                --       (0.04)      (0.04)         --          --             --
From net realized gain                            --          --       (0.64)      (0.47)         --             --
                                               (0.01)      (0.11)      (0.75)      (0.51)      (0.09)         (0.01)
Net asset value, end of period                 $9.63      $10.18      $13.33       $8.23       $6.23          $6.38(2)
Total return (3,4)%                             3.07        6.88       38.84      (34.85)     (23.21)          2.55(5)
----------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)           $8          $8         $13          $6          $2             $2
Ratio of expenses to average net assets %       1.00        1.00        1.00        1.00        1.00           1.00(6)
Ratio of adjusted expenses to average
  net assets (7)%                               2.02        2.73        2.86        3.46        5.38           5.17(6)
Ratio of net investment income to average
  net assets %                                  0.60        0.69        0.59        0.43        0.82           1.85(6)
Portfolio turnover %                             125          83         139         238         230             79

(1) Based on the average of the shares outstanding at the end of each month.
(2) Net asset value per share before the merger of assets to John Hancock International Fund and the termination of the Fund. See note A to financial statements.
(3) Total investment return assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Not annualized
(6) Annualized
(7) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - Medium Capitalization Growth Fund

Financial Highlights

                                                                    YEAR ENDED                               PERIOD ENDED
                                             -----------------------------------------------------------------------------
                                             02/28/98    02/28/99    02/29/00       02/28/01    02/28/02        06/7/02
                                                                                                              (unaudited)
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $12.67      $13.51      $10.99         $21.10      $10.26          $6.43
Net investment income (loss) (1)                  --(2)    (0.02)      (0.05)         (0.07)      (0.05)         (0.01)
Net realized and unrealized gain (loss)
  on investments                                2.06       (0.68)      10.71          (7.44)      (2.62)         (0.19)
Total from investment operations                2.06       (0.70)      10.66          (7.51)      (2.67)         (0.20)
Less distributions:
From net investment income                        --(2)       --          --             --          --             --
From net realized gain                         (1.22)      (1.72)      (0.55)         (3.33)      (1.16)            --
In excess of net realized gain                    --       (0.10)         --             --          --             --
                                               (1.22)      (1.82)      (0.55)         (3.33)      (1.16)            --
Net asset value, end of period                $13.51      $10.99      $21.10         $10.26       $6.43          $6.23(3)
Total return (4,5)%                            17.39       (5.34)      98.13         (38.23)     (26.77)         (3.11)(6)
--------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $40         $17         $37            $11          $5             $4
Ratio of expenses to average net assets %       0.90        0.90        0.90(7)        0.90        0.90           0.90(8)
Ratio of adjusted expenses to average
  net assets (9)%                               1.10        1.11        1.28           1.15        1.86           2.46(8)
Ratio of net investment income (loss) to
  average net assets %                          0.03       (0.13)      (0.37)         (0.40)      (0.62)         (0.57)(8)
Portfolio turnover %                             341         116         153            181         245             69

(1) Based on the average of the shares outstanding at the end of each month.
(2) Less than $0.01 per share.
(3) Net asset value per share before the merger of assets to John Hancock Mid Cap Growth Fund and the termination of the Fund. See Note A to financial statements.
(4) Total investment return assumes dividend reinvestment.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized
(7) Expense ratio does not include interest expense due to bank loans, which amounted to 0.01% for the year ended 2-29-00.
(8) Annualized
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Organization

John Hancock Active Bond Fund ("Active Bond Fund"), John Hancock Independence Balanced Fund ("Independence Balanced Fund"), John Hancock International Equity Fund ("International Equity Fund") and John Hancock Medium Capitalization Growth Fund ("Medium Capitalization Growth Fund"), (each a "Fund," and collectively, the "Funds") are separate portfolios of John Hancock Institutional Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940.

The investment objective of the Active Bond Fund was a high rate of total return, consistent with prudent investment risk. The investment objective of the Independence Balanced Fund was to seek above-average total return consisting of capital appreciation and income. The investment objective of the International Equity Fund was long-term growth of capital. The investment objective of the Medium Capitalization Growth Fund was long-term capital appreciation.

On May 29, 2002, the shareholders of each Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of each Fund to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund as follows:

           ACQUIRED FUND                              ACQUIRING FUND
           -------------                              --------------
Active Bond Fund                             John Hancock Bond Fund
Independence Balanced Fund                   John Hancock Balanced Fund
International Equity Fund                    John Hancock International Fund
Medium Capitalization Growth Fund            John Hancock Mid Cap Growth Fund

After this transaction and as of the close of business on June 7, 2002, the Funds will be terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Funds' portfolios were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on each Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gains (losses) on investments were translated at the rates prevailing at the dates of the transactions.

The Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable. Some securities may have been purchased on a "when-issued" or "forward delivery" basis, which means that the securities would be delivered to the Acquiring Funds at a future date, beyond customary settlement date.

Discount and premium on securities

The Funds accreted discount and amortized premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Funds were permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $475 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds had no borrowing activity under the line of credit during the period ended June 7, 2002.

Securities lending

The Funds could have lent securities to certain qualified brokers who paid the Funds negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of June 7, 2002.

Forward foreign currency exchange contracts

The Funds could have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Funds daily net assets. The Funds recorded realized gains and losses at the time the forward foreign currency exchange contract was closed out. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Funds Statement of Assets and Liabilities. The Funds may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transaction.

The International Equity Fund had the following open forward foreign currency exchange contracts on June 7, 2002:

                      PRINCIPAL AMOUNT
                         COVERED BY
       CURRENCY           CONTRACT          EXPIRATION MONTH        DEPRECIATION
       --------           --------          ----------------        ------------

Buys
Japanese Yen             2,615,859              Aug 02                  $129

Federal income taxes

Each Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of June 7, 2002, the Funds' final tax year.

As of June 7, 2002, the Funds' final tax year end, for federal income tax purposes, the Funds had the following capital loss carryforwards available:

                                   TOTAL CAPITAL       CAPITAL LOSS       CAPITAL LOSS        CAPITAL LOSS
                                       LOSS            CARRYFORWARD       CARRYFORWARD        CARRYFORWARD
                                   CARRYFORWARD          EXPIRING           EXPIRING            EXPIRING
FUND                              AS OF 6/7/2002        2/28/2008           2/28/2009           2/25/2010
----                              --------------        ---------           ---------           ---------
Active Bond                            $67,314           $31,537               --               $35,777
Independence Balanced                    --                --                  --                  --
International Equity                 2,546,681           636,448            1,848,020            62,213
Medium Capitalization Growth         2,618,353             --               2,538,691            79,662

The unused capital loss carryforwards as of June 7, 2002 were transferred to the Acquiring Funds and will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring Funds. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration. Additionally, net capital losses attributable to security transactions occurring after October 31, 2001 were treated as arising on the first day (March 1, 2002) of the Funds' next taxable year.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Funds' recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended June 7, 2002, the tax character of distributions paid by the Funds was as follows:

                                                                     LONG-TERM
FUND                                        ORDINARY INCOME        CAPITAL GAINS
----                                        ----------------       -------------
Active Bond                                     $133,701                 --
Independence Balanced                             87,016              $390,858
International Equity                               2,312                 --

Distributions paid by the Funds with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of June 7, 2002, the Funds had no distributable earnings on a tax basis.

Such distributions and distributable earnings on a tax basis were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

Each Fund had an investment management contract with the Adviser. Under the investment management contracts, each Fund paid a monthly management fee to the Adviser at the following annual rates:

FUND                                                     RATE
----                                                     ----
Active Bond                     0.50% of average daily net assets up to $1.5 billion
                                0.45% of such assets in excess of $1.5 billion

Independence Balanced           0.70% of average daily net assets up to $500 million
                                0.65% of such assets in excess of $500 million

International Equity            0.90% of average daily net assets up to $500 million
                                0.65% of such assets in excess of $500 million

Medium Capitalization Growth    0.80% of average daily net assets up to $500 million
                                0.75% of such assets in excess of $500 million

Independence Balanced Fund and the Adviser had a subadvisory contract with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"). International Equity Fund and the Adviser had a subadvisory contract with Nicholas-Applegate Capital Management LP. The Funds were not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit each Fund's expenses as a percentage of each Fund's average daily net assets. Accordingly, the reduction of Fund expenses for the period ended June 7, 2002 amounted to the following:

                                                                 TOTAL EXPENSE
                                      EXPENSE REDUCTION AS A    REDUCTION DURING
                                      PERCENTAGE OF AVERAGE     THE PERIOD ENDED
FUND                                     DAILY NET ASSETS         JUNE 7, 2002
----                                     ----------------         ------------
Active Bond                                    0.60%                $23,359
Independence Balanced                          0.90                  19,928
International Equity                           1.00                  19,072
Medium Capitalization Growth                   0.90                  19,518

The Funds had a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. During the period ended June 7, 2002, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Funds which had not been herein specifically allocated to the Trust.

Each Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICO. Each Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets, plus certain out-of-pocket expenses.

The Funds had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of 0.02% of the average net assets of each Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees was borne by the Funds. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Funds' books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

NOTE C

Fund share transactions

Purchases and proceeds from sales of securities for the Funds', other than short-term securities and obligations of the U.S. Government, during the period ended June 7, 2002 were as follows:

FUND                                              PURCHASES              SALES
----                                              ---------              -----
Active Bond                                      $4,178,780           $4,263,836
International Equity                                956,066              955,393
Medium Capitalization Growth                      2,153,836            2,654,505

Independence Balanced Fund purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 7, 2002, aggregated and $3,396,592 and $3,630,989, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the period ended June 7, 2002, aggregated $5,494,996 and $9,634,760,respectively.

The cost of investments owned on June 7, 2002, including short-term investments, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                           GROSS               GROSS
                                                        UNREALIZED           UNREALIZED       NET UNREALIZED
FUND                                    COST           APPRECIATION         DEPRECIATION       APPRECIATION
----                                    ----           ------------         ------------       ------------
Active Bond                          $8,475,378           $158,667           ($97,075)            $61,592
Independence Balanced                10,799,721          1,429,572           (430,841)            998,731
International Equity                  1,566,872            121,132            (61,552)             59,580
Medium Capitalization Growth          3,986,247            341,286           (220,407)            120,879

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE D

Reclassification of accounts

During the period ended June 7, 2002, the following reclassifications had been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary differences as of June 7, 2002:

                                                DISTRIBUTIONS IN
                                                  EXCESS OF NET     ACCUMULATED
                                                    INVESTMENT      NET REALIZED
FUND                            CAPITAL PAID-IN    INCOME/LOSS          LOSS
----                            ---------------    -----------          ----
Active Bond                         ($1,677)         $10,242          ($8,565)
Independence Balanced                (1,385)           1,147              238
International Equity                    (28)          (5,975)           6,003
Medium Capitalization Growth         (7,140)           7,140             --

These reclassifications, which had no impact on the net asset value of the Funds, were primarily attributable to certain differences in the treatment of net operating losses, amortization of premiums and accretion of discounts on debt securities, foreign currency gains and losses and return of capital under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments.

NOTE E

Change in accounting principle

Effective March 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but for the Active Bond Fund resulted in a $16,519 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, and for Independence Balanced Fund resulted in a $17,181 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, based on securities held as of February 28, 2001.

The effect of this change for the year ended February 28, 2002 for the Active Bond Fund was to decrease net investment income by $27,532, increase unrealized appreciation of investments by $12,742 and increase net realized gain on investments by $14,790, and for the Independence Balanced Fund was to decrease net investment income by $5,476, decrease unrealized appreciation on investments by $14,206 and increase net realized gain on investments by $19,682.

The effect of this change for the period ended June 7, 2002 for the Active Bond Fund was to decrease net investment income by $8,854, increase unrealized appreciation of investments by $289 and decrease net realized loss on investments by $8,565, and for the Independence Balanced Fund was to decrease net investment income by $1,067, increase unrealized appreciation of investments by $1,372 and decrease net realized gain on investments by $305.

The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE F

Shareholder meeting

On May 29, 2002, at a Special Shareholder Meeting, the shareholders of the Funds approved the following Agreements and Plans of Reorganization:

            ACQUIRED FUND                              ACQUIRING FUND
            -------------                              --------------
Active Bond Fund                             John Hancock Bond Fund
Independence Balanced Fund                   John Hancock Balanced Fund
International Equity Fund                    John Hancock International Fund
Medium Capitalization Growth Fund            John Hancock Mid Cap Growth Fund

With respect to each proposal to approve the plans of reorganization, the number of votes cast for and against and that abstained from voting were as follows:

FUND                                FOR            AGAINST           ABSTAINED
----                                ---            -------           ---------

Active Bond                        789,442           --                75,961
Independence Balanced            1,379,160           --                 3,556
International Equity               249,270           --                 6,034
Medium Capitalization Growth       631,084           --                22,186

Each plan of reorganization provided for the transfer of substantially all of the assets and liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund. After these transactions and as of the close of business on June 7, 2002, the Acquired Funds were terminated. The financial statements presented herein reflect the position of the Acquired Funds prior to the exchange of net assets and termination of the Acquired Funds.

NOTE G

Tax information notice

For federal income tax purposes, The following information is furnished with respect to the taxable distributions of the Funds for the period ended June 7, 2002.

The Independence Balanced Fund designated $390,858 as the long-term capital gain dividend and 58.15% of the dividend distribution qualified for the dividends received deduction available to corporations during the period June 7, 2002.

                               John Hancock Funds

                                    Trustees
                                James F. Carlin *
                              William H. Cunningham
                                 Richard R. Dion
                                John M. DeCiccio
                               Charles L. Ladner *
                                Steven Pruchansky
                                 Maureen R. Ford
                                 Norman H. Smith
                                John P. Toolan *
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603
                             Sub-Investment Advisers
                           Independence Balanced Fund
                           Independence Investment LLC
                                 53 State Street
                                Boston, MA 02109
                            International Equity Fund
                    Nicholas-Applegate Capital Management, LP
                                600 West Broadway
                               San Diego, CA 92101
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603
                                    Custodian
                                Bank of New York
                                  1 Wall Street
                               New York, NY 10286
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                              Boston, MA 02109-1803